UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09277
                                   --------

                           VIKING MUTUAL FUNDS
                           -------------------
              (Exact name of registrant as specified in charter)

                    116 1st St SW Suite C, MINOT, ND 58701
             (Address of principal executive offices)   (Zip code)

         Shannon D. Radke, 116 1st St SW Suite C, MINOT, ND 58701
         -----------------------------------------------------
                    (Name and address of agent for service)

      Registrants telephone number, including area code: (701) 852-1264
                                                          --------------

Date of fiscal year end: 12/31
                         ----

Date of reporting period: 12/31/07
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS.

SHAREHOLDER LETTER

Dear Fellow Shareholder:

It is a pleasure to bring you the Viking Mutual Funds Annual Report for the year ended December 31, 2007.

While the U.S. economy continued to grow during the first quarter of 2007, the pace of expansion moderated from 2006.  Most of the deceleration stemmed from additional concerns related to thehousing market.  The Federal Reserve held benchmark interest rates steady at 5.25% at their March meeting.  In a statement outlining its decision, the Fed indicated it continued to focus on inflation risks and stood ready to raise borrowing costs further if needed.  Analyst views differed on the pace of economic activity, and with it, what the Fed would do next.  On average the economy seemed to be a Goldilocks, that is, not too hot, not too cold.  Although statistics pointed to sporadic growth, the economy remained fairly strong through the second quarter, albeitbelow 2006 levels.  Much of the strength originated overseas as global economies continued to surprise on the upside.  Clearly expansion in China, and more broadly in Asia, had exceeded expectations.  At the same time, economic activity in Europe had beenrobust.  Domestically, the fully employed labor market continued to support growth.  The manufacturing sector also rebounded from the first quarter. The source of the slowdown was concentrated in housing, with activity down, inventories growing, prices falling, and tightened lending standards resulting from deterioration in the sub-prime mortgage market.  The Federal
Reserve kept interest rates steady in late June, stating the predominant policy concern remains the risk that inflation will fail to moderate as expected.
In the third quarter, as the housing market slowdown continued and the economy softened, the street became nervous about the ability of sub-prime borrowers to make their mortgage payments, especially as interest rate resets loomed just over the horizon.
As a result, the prices of sub-prime mortgages and their various pools and tranches started to melt.  In September, the Fed, reacting to Augusts tightening credit and plunging stocks, helped restore some confidence in the financialmarkets by decreasing the federal funds rate by a half point to 4.75% after keeping it unchanged for more than a year.
The central bank continued its rate cutting campaign in the fourth quarter with two quarter-point cuts bringing the funds rate to 4.25%.  Steady if unspectacular hiring and signs the consumer has yet to fold suggested the economy, while cooling, had not entered a precipitous slide.  At the same time, deteriorating conditions in financial markets led the Fed to make clear it saw risks and was willing to respond.  As 2007 drew to a close, the nations first major decline in housing values since the
Great Depression clouded the prospects for the economy and the markets here and abroad remained watchful for further fallout
from the U.S housing downturn.

The U.S equity market lost little time in surprising investors with its rollercoaster movements. In February, an abrupt drop in Chinas Shanghai Stock
Market touched off a global pullback in equities.  U.S. stocks recovered, however, and the negligible net changes of market benchmarksmasked the depth of the turmoil.
For the quarter, the Dow ended down 0.87%, while the S&P 500 ended up 0.18%.
Despite increased volatility and fears of decelerating earnings growth, both of which would normally direct investors toward the relative safety of large-cap stocks, small-cap stocks outperformed large-caps during the period.  Most major domestic market indices ended the second quarterof 2007 in positive territory.
Global growth helped the market put in strong performances in April and
May which more than offset a challenging June.  For the quarter, the Dow rallied 8.5%, while the S&P advanced 5.8%.  Small-cap stocks underperformed large-cap stocks, as concerns over rising interest rates, the health of the U.S. economy (principally consumer spending), and a potentially broadening sub-prime crisis caused a flight to quality during the period.  July and August brought renewed volatility to the global stock markets as fears createdby rising defaults on U.S. sub-prime mortgages affected investments held by numerous financial firms.  Most domestic stock indices ended the third quarter in positive territory, however, as investors overlooked the challenging credit market conditions and instead focused on the Feds 50-basis point
September rate cut.  Small-cap stocks were the exception with a low-single digit percentage decline, though they rallied off their lows during the quarter.  The fourth quarter of 2007 proved to be a challenging end to a challenging year, with all major indices finishing in the red.  Sub-prime write-downs, the housing slowdown, weak retail sales, high energy prices and fears of recession contributed to the worst quarter for domestic equities since theaftermath of the Internet meltdown in 2002.
For the quarter, the Dow fell 4.5%, the S&P declined 3.8% and the Russell 2000
Value fell 7.3%.  Small-caps again underperformed large-caps, although only slightly.  For the year, the Dow closed with a 6.4%
gain, the S&P rose 3.5% and the Russell 2000 Value lost 9.8%.

The fixed income market rallied a bit in the first quarter in response to data indicative of a slowing economy, a correction in the global equity markets (albeit a brief one), and aslight shift in the bias of the Federal Reserve.
The fixed income market broke out of its range-bound trading pattern seen over the past couple of quarters and sold off considerably in the second quarter.  Accordingly, yields increased significantly.  After an extended lack of volatility, the bond market reacted to a myriad of developments, including the continued
strength of economies overseas, the resilience of the U.S. economy despite accelerated weakness in the housing market,
and a heightened sensitivity to creditworthiness.  The fixed income market was extremely volatile in the third quarter of 2007,
punctuated by a significant widening of credit spreads or flight-to-quality.
Bonds prices rallied, however, and yieldsdeclined with growing expectations that the Fed would cut rates in response to tightening credit and plunging stocks.
The fourth quarter was similar to the third quarter with bond market volatility, a flight to quality and a steepening yield curve.
Although Fed officials cut rates twice during the quarter in an effort to fortify the economy against a credit crunch and housing slump that some fear could bring recession, municipal bond prices were mixed with shorter term and higher quality issues outperforming.  Municipal bonds have also been affected by the spillover of the sub-prime crisis to the
financial guarantor industry.  Bond insurers originally offered insurance mainly to municipalities, but in recent years
expanded their operations to insure riskier, more profitable instruments, like bonds backed by pools of mortgagesmainly subprime loans given to customers with poor credit historywhich
have seen a recent spike in defaults.  As a result, insurers are taking steps in an attempt to preserve their AAA claims paying ability ratings, while many bond investors more closely scrutinize
the credit quality of the underlying issuer.

In this type of market environment, it continues to be highly important to seek the help of a professional when investing.  Making the right decisions in these markets can be very difficult and anexperienced investment professional can address your concerns about the market and provide the guidance needed to help you diversify your investments and stay focused on the long term.

Fund reports containing a discussion of individual Fund performance as well as the Funds portfolios and financial statements are presented within for your review.

We thank you for your confidence in Viking Mutual Funds.
Our interests are closely aligned with those of our shareholders because our money is invested alongside their own. As always we will do our best to make sure your experience as a shareholder is a rewarding one.

Sincerely,


/s/Shannon D. Radke

Shannon D. Radke
President
Viking Mutual Funds

VIKING TAX-FREE FUND FOR MONTANA



By: Shannon D. Radke,
       President/Portfolio Manager

Viking Tax-Free Fund for Montana provided a total return of 2.96%
 (at net asset value with distributions reinvested) for the year ended December 31, 2007.

The fixed income market rallied a bit in the first quarter in response to data indicative of a slowing economy, a correction in the global equity markets (albeit a brief one),and a slight shift in the bias of the
Federal Reserve.  The Funds share price remained relatively flat.  The fixed income market broke out of its range-bound trading pattern seen over the past couple of quarters and sold off considerably in the second quarter.
Accordingly, yields increased significantly, while the
Funds share price declined moderately.  After an
extended lack of volatility, the bond market reacted to a myriad of developments, including the continued strength of economies overseas, the resilience of the U.S. economy despite accelerated weakness in the housing market, and a heightened sensitivity to creditworthiness.
The fixed income market was extremely volatile in the third quarter of 2007, punctuated by a significant widening of the credit spreads or flight to quality.
Bonds prices rallied, however, and yields declined with growing expectations that the Fed would cut rates in response to tightening credit and plunging stocks.
As a result, the Funds share price rose moderately.  The fourth quarter was similar to the third quarter with bond market volatility, a flight to quality and a steepening yield curve.  Although Fed officials cut rates twice during the quarter in an effort to fortify the economy against a credit crunch and housing slump that some fear could bring recession, municipal bond prices were mixed with shorter term and higher quality issues outperforming.  The Funds share price declined slightly.
Municipal bonds have also been affected by the spillover of the sub-prime crisis to the financial guarantor industry.  Bond
insurers originally offered insurance mainly to municipalities, but in recent years expanded their operations to insure riskier, more profitable instruments, like bonds backed by pools of mortgagesmainly subprime loans given to customers with poor credit history which have seen a recent spike in defaults.
As a result, insurers are taking steps in an attempt to preserve their AAA claims paying ability ratings, while many bond investors more closely scrutinize the credit quality of the underlying issuer.

Despite the relative scarcity of Montana municipal bonds throughout the period, the Fund was able to obtain an adequate supply of high quality bonds of various maturities. Average credit quality remained a lofty AA+. Going forward, we remain committed to our non-interest rate anticipatory style of investing.
Rather than betting on the direction of rates, we will continue to seek out the best value among high quality issues of varying maturities. The highest level of current income that is exempt from Federal and Montana income taxes and is consistent with preservation of capital remains the investment objective of the Fund.


VIKING TAX-FREE FUND FOR MONTANA

Growth of a $10,000 Investment
August 3, 1999 through December 31, 2007 (Unaudited)

Comparison of Change in Value of a $10,000 Investment in Viking
Tax-Free Fund for Montana vs. the Lehman Brother Municipal Bond Index

[Comparative index graph]


                              Viking Tax-Free Fund      Viking Tax-Free Fund       Lehman Brothers
                                  for Montana               for Montana             Municipal Bond
                              with max sales charge    without max sales charge         Index
                              ---------------------------------------------------------------------
August 3, 1999                      $ 9,550                    $10,000                 $10,000
October 31, 1999                    $ 9,196                    $ 9,628                 $ 9,817
December 31, 1999                   $ 9,125                    $ 9,554                 $ 9,846
February 28, 2000                   $ 9,185                    $ 9,617                 $ 9,918
April 30, 2000                      $ 9,405                    $ 9,847                 $10,075
June 30, 2000                       $ 9,468                    $ 9,913                 $10,288
August 31, 2000                     $ 9,748                    $10,206                 $10,592
October 31, 2000                    $ 9,796                    $10,257                 $10,652
December 31, 2000                   $10,058                    $10,531                 $10,998
February 28, 2001                   $10,185                    $10,664                 $11,142
April 30, 2001                      $10,103                    $10,578                 $11,121
June 30, 2001                       $10,263                    $10,745                 $11,317
August 31, 2001                     $10,672                    $11,173                 $11,674
October 31, 2001                    $10,719                    $11,223                 $11,772
December 31, 2001                   $10,509                    $11,002                 $11,563
February 28, 2002                   $10,785                    $11,292                 $11,905
April 30, 2002                      $10,821                    $11,330                 $11,899
June 28, 2002                       $10,981                    $11,498                 $12,099
August 31, 2002                     $11,276                    $11,806                 $12,402
October 31, 2002                    $11,329                    $11,862                 $12,463
December 31, 2002                   $11,549                    $12,092                 $12,673
February 28, 2003                   $11,710                    $12,260                 $12,818
April 30, 2003                      $11,750                    $12,303                 $12,910
June 30, 2003                       $11,934                    $12,495                 $13,155
July 31, 2003                       $11,490                    $12,030                 $12,695
August 31, 2003                     $11,575                    $12,119                 $12,790
September 30, 2003                  $11,908                    $12,468                 $13,166
October 31, 2003                    $11,832                    $12,388                 $13,100
November 30, 2003                   $11,950                    $12,511                 $13,237
December 31, 2003                   $12,063                    $12,630                 $13,347
January 31, 2004                    $12,136                    $12,706                 $13,423
February 29, 2004                   $12,313                    $12,892                 $13,625
March 31, 2004                      $12,274                    $12,850                 $13,578
April 30, 2004                      $12,001                    $12,565                 $13,256
May 31, 2004                        $11,941                    $12,503                 $13,208
June 30, 2004                       $12,006                    $12,570                 $13,256
July 31, 2004                       $12,165                    $12,737                 $13,429
August 31, 2004                     $12,374                    $12,956                 $13,698
September 30, 2004                  $12,436                    $13,020                 $13,771
October 31, 2004                    $12,484                    $13,071                 $13,889
November 30, 2004                   $12,414                    $12,997                 $13,775
December 31, 2004                   $12,551                    $13,141                 $13,943
January 31, 2005                    $12,601                    $13,194                 $14,074
February 28, 2005                   $12,587                    $13,179                 $14,027
March 31, 2005                      $12,443                    $13,028                 $13,939
April 30, 2005                      $12,604                    $13,196                 $14,160
May 31, 2005                        $12,693                    $13,290                 $14,260
June 30, 2005                       $12,757                    $13,356                 $14,349
July 29, 2005                       $12,682                    $13,278                 $14,284
August 31, 2005                     $12,749                    $13,348                 $14,428
September 30, 2005                  $12,750                    $13,349                 $14,332
October 31, 2005                    $12,678                    $13,274                 $14,244
November 30, 2005                   $12,718                    $13,315                 $14,313
December 30, 2005                   $12,797                    $13,398                 $14,436
January 31, 2006                    $12,865                    $13,469                 $14,475
February 28, 2006                   $12,889                    $13,495                 $14,572
March 31, 2006                      $12,845                    $13,449                 $14,471
April 30, 2006                      $12,819                    $13,422                 $14,467
May 31, 2006                        $12,916                    $13,524                 $14,532
June 30, 2006                       $12,802                    $13,404                 $14,477
July 31, 2006                       $12,986                    $13,596                 $14,649
August 31, 2006                     $13,133                    $13,750                 $14,866
September 30, 2006                  $13,225                    $13,847                 $14,970
October 31, 2006                    $13,245                    $13,867                 $15,064
November 30, 2006                   $13,339                    $13,966                 $15,189
December 31, 2006                   $13,328                    $13,954                 $15,136
January 31, 2007                    $13,307                    $13,933                 $15,097
February 28, 2007                   $13,492                    $14,126                 $15,296
March 31, 2007                      $13,472                    $14,105                 $15,258
April 30, 2007                      $13,462                    $14,094                 $15,303
May 31, 2007                        $13,413                    $14,043                 $15,236
June 30, 2007                       $13,346                    $13,973                 $15,157
July 31, 2007			    $13,514		       $14,149                 $15,273
August 31, 2007	                    $13,450                    $14,082                 $15,208
September 28, 2007		    $13,653                    $14,295                 $15,433
October 31, 2007                    $13,743                    $14,389 	               $15,502
November 30, 2007                   $13,773                    $14,420                 $15,602
December 31, 2007                   $13,722                    $14,367                 $15,645

The chart assumes $10,000 invested on August 3, 1999 and includes the effect of a 4.50% front-end sales charge, as applicable and the reinvestment of all dividends and capital gains. It is intended to give you an ideal of how your fund performed compared to the index over the period 08/03/99-12/31/07. It is important to understand the differences between your fund and an index. An index measures the performance of a hypothetical portfolio. A market index such as the Lehman Brothers Municipal Bond Index is not managed and incurs no sales charges, expenses or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect your investments return. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance does not guarantee future results.

Average Annual Total Returns                                       Lifetime
Through December 31, 2007   One-Year   Three-Year   Five Year     (Est. 8/3/99)
- ----------------------------------------------------------------------------
Excluding Sales Charge        2.96%       3.02%        3.51%         4.40%
Including Sales Charge       -0.88%       1.45%        2.56%         3.83%

Returns reflect reinvestment of distributions and the effect of 4.50% front-end sales charge, as applicable. The current maximum sales charge is 3.75. Therefore, the total returns, for the three year, five year and lifetime would have been higher had the current maximum sales charge been in effect for those stated periods. Return and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance is not a guarantee of future results.

VIKING TAX-FREE FUND FOR NORTH DAKOTA



By: Shannon D. Radke,
       President/Portfolio Manager

Viking Tax-Free Fund for North Dakota provided a total return of 2.77%
(at net asset value with distributions reinvested) for the year ended December 31, 2007.

The fixed income market rallied a bit in the first quarter in response to data indicative of a slowing economy, a correction in the global equity markets (albeit a brief one), and a slight shift in the bias of the Federal Reserve.
The Funds share price remained relatively flat.  The fixed income market broke out of its range-bound trading pattern seen over the past couple of quarters and sold off considerably in the second quarter.Accordingly, yields increased significantly, while the Funds share price
declined moderately.  After an extended lack
of volatility, the bond market reacted to a myriad of developments, including the continued strength of economies overseas,
the resilience of the U.S. economy despite accelerated weakness in the housing market, and a heightened sensitivity
to creditworthiness.  The fixed income market was extremely volatile in the third quarter of 2007, punctuated by a significant
widening of the credit spreads or flight-to-quality.  Bonds prices rallied, however, and yields declined with growing expectations that the Fed would cut rates in response to tightening credit and plunging stocks.  As a result, the Funds share price rose moderately.  The fourth quarter was similar to the third quarter with bond market volatility,
a flight to quality and a steepening yield curve.  Although Fed officials cut rates twice during the quarter in an effort
to fortify the economy against a credit crunch and housing slump that some fear could bring recession, municipal bond prices
were mixed with shorter term and higher quality issues outperforming.
The Funds share price declined slightly.  Municipal
bonds have also been affected by the spillover of the sub-prime crisis to the financial guarantor industry.  Bond insurers
originally offered insurance mainly to municipalities, but in recent years expanded their operations to insureriskier, more profitable instruments, like bonds backed by pools of mortgages mainly subprime loans given to customers with poor credit history which have seen a recent spike in defaults.
As a result, insurers are taking steps in an attempt
to preserve their AAA claims paying ability ratings, while many bond investors more closely scrutinize the credit quality of
the underlying issuer.

Despite the relative scarcity of North Dakota municipal bonds throughout the period, the Fund was able to obtain an adequate supply of high quality bonds of various maturities. Average credit quality remained a lofty AA. Going forward, we remain committed to our non-interest rate anticipatory style of investing. Rather than betting on the direction of rates, we will continue to seek out the best value among high quality issues of varying maturities.
The highest level of current income that is exempt from Federal and North Dakota income taxes and is consistent with preservation of capital remains the investment objective of the Fund.

VIKING TAX-FREE FUND FOR NORTH DAKOTA

Growth of a $10,000 Investment
August 3, 1999 through December 31, 2007 (Unaudited)

Comparison of Change in Value of a $10,000 Investment in Viking
Tax-Free Fund for North Dakota vs. the Lehman Brother Municipal Bond
Index

[Comparative index graph]

                              Viking Tax-Free Fund       Viking Tax-Free Fund       Lehman Brothers
                                for North Dakota           for North Dakota          Municipal Bond
                              with max sales charge     without max sales charge         Index
                              ---------------------------------------------------------------------
August 3, 1999                      $ 9,550                    $10,000                 $10,000
October 31, 1999                    $ 9,163                    $ 9,594                 $ 9,817
December 31, 1999                   $ 9,211                    $ 9,644                 $ 9,846
February 28, 2000                   $ 9,227                    $ 9,660                 $ 9,918
April 30, 2000                      $ 9,422                    $ 9,864                 $10,075
June 30, 2000                       $ 9,533                    $ 9,981                 $10,288
August 31, 2000                     $ 9,833                    $10,295                 $10,592
October 31, 2000                    $ 9,965                    $10,434                 $10,652
December 31, 2000                   $10,252                    $10,734                 $10,998
February 28, 2001                   $10,412                    $10,901                 $11,142
April 30, 2001                      $10,303                    $10,795                 $11,121
June 30, 2001                       $10,419                    $10,909                 $11,317
August 31, 2001                     $10,809                    $11,317                 $11,674
October 31, 2001                    $10,825                    $11,334                 $11,772
December 31, 2001                   $10,586                    $11,084                 $11,563
February 28, 2002                   $10,910                    $11,423                 $11,905
April 30, 2002                      $10,934                    $11,448                 $11,899
June 28, 2002                       $11,108                    $11,630                 $12,099
August 31, 2002                     $11,409                    $11,945                 $12,402
October 31, 2002                    $11,452                    $11,990                 $12,463
December 31, 2002                   $11,652                    $12,200                 $12,673
February 28, 2003                   $11,815                    $12,369                 $12,818
April 30, 2003                      $11,868                    $12,426                 $12,910
June 30, 2003                       $12,074                    $12,641                 $13,155
July 31, 2003                       $11,652                    $12,196                 $12,695
August 31, 2003                     $11,761                    $12,314                 $12,790
September 30, 2003                  $12,046                    $12,612                 $13,166
October 31, 2003                    $11,982                    $12,545                 $13,100
November 30, 2003                   $12,087                    $12,656                 $13,237
December 31, 2003                   $12,188                    $12,761                 $13,347
January 31, 2004                    $12,284                    $12,862                 $13,423
February 29, 2004                   $12,450                    $13,035                 $13,625
March 31, 2004                      $12,386                    $12,968                 $13,578
April 30, 2004                      $12,100                    $12,668                 $13,256
May 31, 2004                        $12,026                    $12,591                 $13,208
June 30, 2004                       $12,077                    $12,645                 $13,256
July 31, 2004                       $12,214                    $12,788                 $13,429
August 31, 2004                     $12,435                    $13,019                 $13,698
September 30, 2004                  $12,495                    $13,082                 $13,771
October 31, 2004                    $12,568                    $13,158                 $13,889
November 30, 2004                   $12,497                    $13,084                 $13,775
December 31, 2004                   $12,646                    $13,240                 $13,943
January 31, 2005                    $12,721                    $13,319                 $14,074
February 28, 2005                   $12,719                    $13,316                 $14,027
March 31, 2005                      $12,576                    $13,167                 $13,939
April 30, 2005                      $12,761                    $13,360                 $14,160
May 31, 2005                        $12,864                    $13,469                 $14,260
June 30, 2005                       $12,915                    $13,522                 $14,349
July 29, 2005                       $12,816                    $13,418                 $14,284
August 31, 2005                     $12,895                    $13,501                 $14,428
September 30, 2005                  $12,884                    $13,489                 $14,332
October 31, 2005                    $12,824                    $13,427                 $14,244
November 30, 2005                   $12,851                    $13,455                 $14,313
December 30, 2005                   $12,929                    $13,537                 $14,436
January 31, 2006                    $13,009                    $13,621                 $14,475
February 28, 2006                   $13,021                    $13,633                 $14,572
March 31, 2006                      $12,990                    $13,600                 $14,471
April 30, 2006                      $12,938                    $13,546                 $14,467
May 31, 2006                        $13,036                    $13,649                 $14,532
June 30, 2006                       $12,935                    $13,543                 $14,477
July 31, 2006                       $13,149                    $13,767                 $14,649
August 31, 2006                     $13,323                    $13,949                 $14,866
September 30, 2006                  $13,429                    $14,060                 $14,970
October 31, 2006                    $13,448                    $14,080                 $15,064
November 30, 2006                   $13,556                    $14,193                 $15,189
December 31, 2006                   $13,546                    $14,182                 $15,136
January 31, 2007                    $13,499                    $14,134                 $15,097
February 28, 2007                   $13,685                    $14,328                 $15,296
March 31, 2007                      $13,665                    $14,307                 $15,258
April 30, 2007                      $13,656                    $14,298                 $15,303
May 31, 2007                        $13,607                    $14,247                 $15,236
June 30, 2007                       $13,500                    $14,135                 $15,157
July 31, 2007			    $13,697		       $14,340                 $15,273
August 31, 2007	                    $13,578                    $14,217                 $15,208
September 28, 2007		    $13,836                    $14,487                 $15,433
October 31, 2007                    $13,940                    $14,596 	               $15,502
November 30, 2007                   $13,998                    $14,656                 $15,602
December 31, 2007                   $13,921                    $14,575                 $15,645

The chart assumes $10,000 invested on August 3, 1999 and includes the effect of a 4.50% front-end sales charge, as applicable and the reinvestment of all dividends and capital gains. It is intended to give you an ideal of how your fund performed compared to the index over the period 08/03/99-12/31/07. It is important to understand the differences between your fund and an index. An index measures the performance of a hypothetical portfolio. A market index such as the Lehman Brothers Municipal Bond Index is not managed and incurs no sales charges, expenses or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect your investments return. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance does not guarantee future results.

Average Annual Total Returns                                      Lifetime
Through December 31, 2007    One-Year   Three-Year   Five Year   (Est. 8/3/99)
- ----------------------------------------------------------------------------
Excluding Sales Charge        2.77%       3.26%        3.63%         4.58%
Including Sales Charge       -1.10%       1.70%        2.68%         4.01%

Returns reflect reinvestment of distributions and the effect of a 4.50% front-end sales charge, as applicable. The current maximum sales charge is 3.75%. Therefore, the total returns, for the three year, five year, and lifetime would have been higher had the current maximum sales charge been in effect for the stated periods. Return and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance is not a guarantee of future results.

VIKING LARGE-CAP VALUE FUND

By: William E. Dodge, President & CEO, Fox Asset Management, LLC
       Shannon D. Radke, President

Viking Large-Cap Value Fund provided a total return of 11.52%
(at net asset value) for the year ended December 31, 2007.

The U.S. equity market lost little time surprising investors with its rollercoaster movements.  In February, an abrupt drop in Chinas Shanghai Stock Market touched off a global pullback in equities. U.S stocks recovered, however, and the negligible net changes of market benchmarks masked the depth of the turmoil.
For the quarter, the Dow ended down 0.87%, while the S&P 500 ended up 0.18%.  Despite increased volatility and fears
of decelerating earnings growth, both of which would normally direct investors toward the relative safety of large-cap stocks, small-cap stocks outperformed large-caps during theperiod.  The Fund rose 3.1% during the first quarter.
The positive performance was driven by a combination of an underweight position in the financial and consumer discretionary sectors, and an overweight position in the materials sector. Stock selection within most sectors was particularly strong.


Most major domestic market indices ended the second quarter of 2007 in positive territory.  Global growth helped the market put in strong performances in April and May which more than offset
a challenging June.  For the quarter, the Dow rallied 8.5%, while the
S&P advanced 5.8%. Large-cap stocks outperformed
small-cap stocks, as concerns over rising interest rates, the health of the U.S. economy (principally consumer spending),
and a potentially broadening sub-prime crisis caused a flight to quality during the period.  The Fund was up 8.1% for the quarter.  Performance was positively impacted by the enhanced prospectsfor continued economic growth as those sectors that are direct beneficiaries of continued growth, domestically and abroad, did well.  Overweight sectors such as industrials, materials, and information technology led the way with most ofthe excess return in those areas coming from successful stock selection.  Our strong underweight of the financial sector also added to strong performance.

July and August brought renewed volatility to the global
stock markets as fears created by rising defaults on U.S. sub-prime mortgages affected investments held by numerous financial firms.  Most domestic stock indices ended the third quarter in positive territory, however, as investors overlooked the challenging credit market conditions and
instead focused on the Feds 50 basis point September rate cut.  Small-cap stocks were the exception with a low-single digit percentage decline, though they rallied off their lows during the quarter.  The Fund
gained 1.4% for the third quarter, helped by a focus on companies that benefit from domestic and international growth.
Positive performance was driven by stock selection in the consumer, technology and telecom sectors.  In the consumer sector,we continued to be concerned about the housing industry and have avoided suchcyclical companies.  Performance was also driven by relative sector weightings, as we maintained an overweighting in energy because the stocks remained attractive relative to our outlook for the long-run price of oil, and an underweightingin financials as the sector has underperformed due to sub-prime concerns and the credit crunch.

The fourth quarter of 2007 proved to be a challenging end to a challenging year, with all major indices finishing in the red.  Sub-prime write-downs, the housing slowdown, weak retail sales,high energy prices and fears of recession contributed to the worst quarter for domestic equities since the aftermath of the Internet meltdown in 2002.  For the quarter, the Dow fell 4.50% and the S&P declined 3.8%.  Large-caps outperformed small-caps, although only slightly.  For the final quarter the Fund slipped only 1.4%.
For the year, the Dow closed with a 6.4% gain,the S&P rose 3.5%, the Russell 1000
Value Index declined 0.15%, while the Fund posted a gain of 11.52%.  Performance was helped by our underweighting in the consumer discretionary and financial sectors in general, and the banks in particular.Another positive was our overweight in the energy and utilities sectors, as well as our cash position.
In the broadest sense, sector and stock selection benefited from a weak dollar, rising energy prices, the liquidity crisis and weak
consumer spending.

As always, we remain steadfast in our commitment to finding higher quality companies, with strong balance sheets and cash flow, selling at discount valuations. Long-term total return and capital preservation remains the investment objective of the Fund.

VIKING LARGE-CAP VALUE FUND

Growth of a $10,000 Investment
August 3, 1999 through December 31, 2007 (Unaudited)

Comparison of Change in Value of a $10,000 Investment in Viking
Large-Cap Value Fund vs. the Russell 1000 Value Index

[Comparative index graph]

                               Viking Large-Cap           Viking Large-Cap         Russell 1000
                                  Value Fund                  Value Fund             Value Index
                              with max sales charge     without max sales charge
                              ---------------------------------------------------------------------
August 3, 1999                      $ 9,475                    $10,000                 $10,000
October 31, 1999                    $ 9,147                    $ 9,650                 $ 9,875
December 31, 1999                   $ 9,406                    $ 9,924                 $ 9,845
February 28, 2000                   $ 8,057                    $ 8,500                 $ 8,816
April 30, 2000                      $ 9,292                    $ 9,803                 $ 9,777
June 30, 2000                       $ 9,245                    $ 9,753                 $ 9,428
August 31, 2000                     $ 9,957                    $10,505                 $10,078
October 31, 2000                    $10,252                    $10,816                 $10,420
December 31, 2000                   $10,598                    $11,181                 $10,535
February 28, 2001                   $10,483                    $11,059                 $10,282
April 30, 2001                      $11,018                    $11,624                 $10,405
June 30, 2001                       $10,665                    $11,251                 $10,403
August 31, 2001                     $10,368                    $10,938                 $ 9,965
October 31, 2001                    $ 9,431                    $ 9,949                 $ 9,184
December 31, 2001                   $10,308                    $10,875                 $ 9,947
February 28, 2002                   $10,298                    $10,865                 $ 9,886
April 30, 2002                      $10,471                    $11,047                 $ 9,998
June 28, 2002                       $ 9,588                    $10,115                 $ 9,472
July 31, 2002                       $ 8,571                    $ 9,042                 $ 8,591
August 31, 2002                     $ 8,542                    $ 9,012                 $ 8,656
September 30, 2002                  $ 7,486                    $ 7,898                 $ 7,693
October 31, 2002                    $ 7,697                    $ 8,121                 $ 8,263
November 30, 2002                   $ 8,302                    $ 8,759                 $ 8,784
December 31, 2002                   $ 7,929                    $ 8,365                 $ 8,403
January 31, 2003                    $ 7,668                    $ 8,090                 $ 8,199
February 28, 2003                   $ 7,417                    $ 7,825                 $ 7,980
March 31, 2003                      $ 7,349                    $ 7,753                 $ 7,994
April 30, 2003                      $ 7,890                    $ 8,324                 $ 8,697
May 31, 2003                        $ 8,413                    $ 8,875                 $ 9,259
June 30, 2003                       $ 8,606                    $ 9,079                 $ 9,375
July 31, 2003                       $ 8,606                    $ 9,079                 $ 9,514
August 31, 2003                     $ 8,828                    $ 9,314                 $ 9,663
September 30, 2003                  $ 8,645                    $ 9,120                 $ 9,568
October 31, 2003                    $ 9,138                    $ 9,640                 $10,154
November 30, 2003                   $ 9,351                    $ 9,865                 $10,291
December 31, 2003                   $ 9,786                    $10,324                 $10,926
January 31, 2004                    $ 9,806                    $10,345                 $11,118
February 29, 2004                   $10,049                    $10,601                 $11,356
March 31, 2004                      $ 9,883                    $10,427                 $11,257
April 30, 2004                      $ 9,845                    $10,386                 $10,982
May 31, 2004                        $ 9,932                    $10,478                 $11,094
June 30, 2004                       $10,175                    $10,735                 $11,356
July 31, 2004                       $ 9,786                    $10,324                 $11,196
August 31, 2004                     $ 9,757                    $10,294                 $11,355
September 30, 2004                  $ 9,874                    $10,417                 $11,531
October 31, 2004                    $ 9,971                    $10,519                 $11,723
November 30, 2004                   $10,428                    $11,002                 $12,316
December 31, 2004                   $10,631                    $11,215                 $12,728
January 31, 2005                    $10,523                    $11,102                 $12.502
February 28, 2005                   $11,061                    $11,669                 $12,921
March 31, 2005                      $11,041                    $11,648                 $12,739
April 30, 2005                      $10,738                    $11,329                 $12,510
May 31, 2005                        $11,031                    $11,638                 $12,812
June 30, 2005                       $11,168                    $11,782                 $12,952
July 29, 2005                       $11,490                    $12,122                 $13,327
August 31, 2005                     $11,393                    $12,019                 $13,269
September 30, 2005                  $11,490                    $12,122                 $13,455
October 31, 2005                    $10,963                    $11,566                 $13,114
November 30, 2005                   $11,373                    $11,999                 $13,543
December 30, 2005                   $11,456                    $12,086                 $13,626
January 31, 2006                    $11,771                    $12,418                 $14,155
February 28, 2006                   $11,810                    $12,460                 $14,241
March 31, 2006                      $11,968                    $12,626                 $14,434
April 30, 2006                      $12,283                    $12,958                 $14,801
May 31, 2006                        $12,046                    $12,709                 $14,427
June 30, 2006                       $12,046                    $12,709                 $14,519
July 31, 2006                       $12,086                    $12,750                 $14,872
August 31, 2006                     $12,204                    $12,875                 $15,121
September 30, 2006                  $12,411                    $13,093                 $15,423
October 31, 2006                    $12,775                    $13,477                 $15,927
November 30, 2006                   $13,070                    $13,789                 $16,291
December 31, 2006                   $13,241                    $13,969                 $16,657
January 31, 2007                    $13,473                    $14,214                 $16,870
February 28, 2007                   $13,301                    $14,033                 $16,607
March 31, 2007                      $13,655                    $14,406                 $16,864
April 30, 2007                      $14,262                    $15,047                 $17,487
May 31, 2007                        $14,910                    $15,730                 $18,118
June 30, 2007                       $14,768                    $15,580                 $17,694
July 31, 2007			    $14,454		       $15,249                 $16,876
August 31, 2007	                    $14,465                    $15,260                 $17,065
September 28, 2007		    $14,970                    $15,794                 $17,651
October 31, 2007                    $15,334                    $16,178 	               $17,653
November 30, 2007                   $14,687                    $15,495                 $16,790
December 31, 2007                   $14,766                    $15,578                 $16,628

The chart assumes $10,000 invested on August 3, 1999 and includes the effect of a 5.25% front-end sales charge, as applicable and the reinvestment of all dividends and capital gains. It is intended to give you an ideal of how your fund performed compared to the index over the period 08/03/99-12/31/07. It is important to understand the differences between your fund and an index. An index measures the performance of a hypothetical portfolio. A market index such as the Russell 1000 Value Index is not managed and incurs no sales charges, expenses or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect your investments return. Past performance does not guarantee future results.

Average Annual Total Returns                                       Lifetime
Through December 31, 2007    One-Year   Three-Year   Five Year   (Est. 8/3/99)
- ----------------------------------------------------------------------------
Excluding Sales Charge       11.52%      11.57%       13.24%         5.41%
Including Sales Charge        5.63%       9.60%       12.04%         4.74%

Returns reflect reinvestment of distributions and the effect of a 5.25% front-end sales charge, as applicable. Return and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance is not a guarantee of future results.


VIKING SMALL-CAP VALUE FUND

By: Gregory Greene, Managing Director, Fox Asset Management, LLC
       Shannon D. Radke, President

Viking Small-Cap Value Fund provided a total return of 2.41%
(at net asset value) for the year ended December 31, 2007.

The U.S. equity market lost little time surprising investors with its rollercoaster movements. In February, an abrupt drop in Chinas Shanghai Stock Market touched off a global pullback in equities. U.S. stocks recovered, however, and the negligible net changes of market benchmarks masked the depth of the turmoil. For the quarter, the Dow ended down 0.87%, while the S&P 500 ended up 0.18% and the Russell 2000 Value Index closed up 1.46%. Despite increased volatility and fears of decelerating earnings growth, both of which would normally direct investors toward the relative safety of large-cap stocks, small-cap stocks outperformed large-caps during the period.
The Fund rose 4.9% during the first quarter. An underweighting and favorable stock selection in the financial services sector contributed to our relative performance during the quarter. Our performance was also helped by favorable stock selection in the energy and technology sectors. An overweighting in both consumer staples and industrials also helped performance in the quarter.
Adverse stock selection within consumer staples was the principle drag on performance during the quarter.

Most major domestic market indices ended the second quarter of 2007 in positive territory.  Global growth helped the market put in strong performances in April and May which more than offset a challenging June.
For the quarter, the Dow rallied 8.5%, while the S&P
advanced 5.8% and the Russell 2000 Value gained 2.3%.
Small-cap stocks underperformed large-cap stocks, as concerns over rising interest rates, the health of the U.S. economy (principally consumer spending), and a potentially broadening sub-prime crisis caused a flight to quality during the period.  The Fund was up 5.4% for the quarter.  Our underweighting in the financial services sector, along with some favorable stock selection in the group, contributed positively to relativeperformance during the quarter.  An overweighting and favorable stock selection in energy was a plus for the portfolio.
We also had a very successful quarter with our technology holdings as all of them outperformed the sector and broader market.
On the negative side, we experienced adverse results from our stock picks within the health care and materials sectors.

July and August brought renewed volatility to the global stock markets as fears created by rising defaults on U.S. sub-prime mortgages affected investments held by numerous financial firms.  Most domestic stock indices ended the third quarter in positive territory,however, as investors overlooked the challenging credit market conditions and instead focused on the Feds 50 basis point
September rate cut.  Small-cap stocks were theexception with a low-single digit percentage decline, though they ralliedoff their lows during the quarter.  The Fund shed 3.5% but again outperformed the Russell 2000 Value index which lost
6.3%.  Favorable stock selection in technology was
the single largest contributor to performance.  The majority of our technology holdings outperformed both the sector and
broader market, especially stocks of companies leveraged to consumer electronics. Also, one of our technology holdings was
acquired during the quarter.  Our equal-weighting and favorable stock selection in the underperforming consumer discretionary
sector also helped performance.  On the minus side, we were underweight financials and that detracted from performanceduring the period.  While we steadily raised our exposure to financial services over the past several quarters, we remain underweightas our concerns over credit outweigh increasingly attractive valuations.

The fourth quarter of 2007 proved to be a challenging end to a challenging year with all major indices finishing in the red.  Sub-prime write-downs, the housing slowdown, weak retail sales, high energy prices and fears of recession contributed to the worst
quarter for domestic equities since the aftermath
of the Internet meltdown in 2002.  For the quarter the Dow fell 4.5%, the
S&P declined 3.8% and the Russell 2000 Value lost 7.3%.  The Fund posted a loss of 4%.
For the year, the Dow closed with a 6.4% gain, the S&P rose 3.5%, the Russell 2000
Value declined 9.8% and the Fund posted a gain of 2.41%.  Now, as in 2002, speculative excesses are being worked out of the system.
Not surprisingly, the poorest performing segments of the market were consumer discretionary and financial stocks. For the full year, our strongest contributions came from our light weighting
in financials and our heavy weighting in the
consumer staples sector.  This is a reflection of the cautious stance we have taken over the past 12 months.  Other material
sector contributions came from industrials, due to strong economic activity globally, and energy, due to the overwhelming
strength of oil and the ripple effect if had on services and equipment.
Restrictive credit is always negative for small-cap
stocks, as they are more dependent on credit than their large-cap peers.
This is already reflected in the relative returns
of these two groups, with large-caps outperforming recently.
We look for a reversal of this trend into the second half
of 2008 as the perception of the credit situation improves.

As always, we remain steadfast in our commitment to finding higher quality companies, with strong balance sheets and cash flow, selling at discount valuations. Long-term total return and capital preservation remains the investment objective of the Fund.

VIKING SMALL-CAP VALUE FUND

Growth of a $10,000 Investment
May 3, 1999 through December 31, 2007 (Unaudited)

Comparison of Change in Value of a $10,000 Investment in Viking
Small-Cap Value Fund vs. the Russell 2000 Value Index

[Comparative index graph]

                               Viking Small-Cap           Viking Small-Cap         Russell 2000
                                  Value Fund                  Value Fund            Value Index
                              with max sales charge     without max sales charge
                              ---------------------------------------------------------------------
May 3, 2001                         $ 9,475                    $10,000                 $10,000
June 30, 2001                       $ 9,697                    $10,230                 $10,665
July 31, 2001                       $ 9,421                    $ 9,940                 $10,426
August 31, 2001                     $ 9,299                    $ 9,810                 $10,390
September 30, 2001                  $ 8,227                    $ 8,680                 $ 9,243
October 31, 2001                    $ 8,682                    $ 9,160                 $ 9,484
November 30, 2001                   $ 9,204                    $ 9,710                 $10,166
December 31, 2001                   $ 9,725                    $10,260                 $10,788
January 31, 2002                    $ 9,839                    $10,380                 $10,932
February 28, 2002                   $ 9,754                    $10,290                 $10,998
March 31, 2002                      $10,597                    $11,180                 $11,821
April 30, 2002                      $10,891                    $11,490                 $12,238
May 31, 2002                        $10,768                    $11,360                 $11,833
June 28, 2002                       $10,332                    $10,900                 $11,571
July 31, 2002                       $ 8,910                    $ 9,400                 $ 9,852
August 31, 2002                     $ 8,986                    $ 9,480                 $ 9,808
September 30, 2002                  $ 8,569                    $ 9,040                 $ 9,108
October 31, 2002                    $ 8,682                    $ 9,160                 $ 9,245
November 30, 2002                   $ 9,137                    $ 9,640                 $ 9,982
December 31, 2002                   $ 8,863                    $ 9,350                 $ 9,556
January 31, 2003                    $ 8,474                    $ 8,940                 $ 9,287
February 28, 2003                   $ 8,483                    $ 8,950                 $ 8,975
March 31, 2003                      $ 8,626                    $ 9,100                 $ 9,070
April 30, 2003                      $ 9,156                    $ 9,660                 $ 9,932
May 31, 2003                        $ 9,668                    $10,200                 $10,946
June 30, 2003                       $ 9,829                    $10,370                 $11,132
July 31, 2003                       $10,218                    $10,780                 $11,687
August 31, 2003                     $10,692                    $11,280                 $12,131
September 30, 2003                  $10,502                    $11,080                 $11,991
October 31, 2003                    $11,175                    $11,790                 $12,969
November 30, 2003                   $11,555                    $12,190                 $13,467
December 31, 2003                   $11,782                    $12,430                 $13,954
January 31, 2004                    $11,839                    $12,490                 $14,437
February 29, 2004                   $12,028                    $12,690                 $14,716
March 31, 2004                      $12,047                    $12,710                 $14,920
April 30, 2004                      $11,848                    $12,500                 $14,148
May 31, 2004                        $11,924                    $12,580                 $14,319
June 30, 2004                       $12,645                    $13,340                 $15,046
July 31, 2004                       $12,237                    $12,910                 $14,354
August 31, 2004                     $12,265                    $12,940                 $14,495
September 30, 2004                  $12,664                    $13,360                 $15,069
October 31, 2004                    $12,758                    $13,460                 $15,303
November 30, 2004                   $13,602                    $14,350                 $16,661
December 31, 2004                   $13,886                    $14,649                 $17,058
January 31, 2005                    $13,394                    $14,131                 $16,398
February 28, 2005                   $13,857                    $14,619                 $16,724
March 31, 2005                      $13,674                    $14,426                 $16,380
April 30, 2005                      $13,066                    $13,785                 $15,535
May 31, 2005                        $13,799                    $14,558                 $16,482
June 30, 2005                       $14,011                    $14,782                 $17,211
July 29, 2005                       $14,484                    $15,280                 $18,190
August 31, 2005                     $14,503                    $15,300                 $17,773
September 30, 2005                  $14,551                    $15,351                 $17,743
October 31, 2005                    $14,214                    $14,995                 $17,298
November 30, 2005                   $14,628                    $15,433                 $17,999
December 30, 2005                   $14,666                    $15,261                 $17,861
January 31, 2006                    $15,516                    $16,370                 $19,338
February 28, 2006                   $15,203                    $16,039                 $19,337
March 31, 2006                      $15,769                    $16,636                 $20,274
April 30, 2006                      $15,931                    $16,807                 $20,328
May 31, 2006                        $15,213                    $16,050                 $19,486
June 30, 2006                       $15,547                    $16,402                 $19,725
July 31, 2006                       $15,193                    $16,029                 $19,452
August 31, 2006                     $15,456                    $16,306                 $20,033
September 30, 2006                  $15,557                    $16,412                 $20,229
October 31, 2006                    $15,870                    $16,743                 $21,258
November 30, 2006                   $16,365                    $17,265                 $21,865
December 31, 2006                   $16,494                    $17,401                 $22,055
January 31, 2007                    $16,804                    $17,728                 $22,385
February 28, 2007                   $16,782                    $17,705                 $22,110
March 31, 2007                      $17,296                    $18,247                 $22,377
April 30, 2007                      $17,702                    $18,675                 $22,609
May 31, 2007                        $18,450                    $19,465                 $23,438
June 30, 2007                       $18,226                    $19,228                 $22,892
July 31, 2007			    $17,135		       $18,077                 $20,944
August 31, 2007	                    $17,296                    $18,247                 $21,363
September 28, 2007		    $17,595                    $18,562                 $21,460
October 31, 2007                    $17,670                    $18,641 	               $21,694
November 30, 2007                   $16,986                    $17,920                 $20,068
December 31, 2007                   $16,891                    $17,820                 $19,899

The chart assumes $10,000 invested on May 3, 2001 and includes the effect of a 5.25% front-end sales charge, as applicable and the reinvestment of all dividends and capital gains. It is intended to give you an idea of how your fund performed compared to the index over the period 05/03/01-12/31/07. It is important to understand the differences between your fund and an index. An index measures the performance of a hypothetical portfolio. A market index such as the Russell 2000 Value Index is not managed and incurs no sales charges, expenses or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect your investments return. Past performance does not guarantee future results.

Average Annual Total Returns                                         Lifetime
Through December 31, 2007     One-Year   Three-Year   Five Year    (Est. 5/3/01)
--------------------------------------------------------------------------------
Excluding Sales Charge          2.41%       6.74%     13.77%            9.05%
Including Sales Charge         -2.94%       4.84%     12.54%            8.18%

Returns reflect reinvestment of distributions and the effect of a 5.25% front-end sales charge, as applicable. Return and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance is not a guarantee of future results.

VIKING MUTUAL FUNDS
Schedule of Investments
December 31, 2007

Viking Tax-Free Fund for Montana

                                                                                 PRINCIPAL             MARKET
                                                                                  AMOUNT               VALUE
MUNICIPAL BONDS 98.6%
General Obligations 4.5%
Bozeman MT Ser A  4.95%  07/01/20	                                        170,000  	      $178,809
Puerto Rico Mun Fin Agy Ser A (FSA)  5.50%  08/01/23  	                        250,000 	       261,068
              		                                                                               439,877
Continuing Care Revenue Bonds 0.7%
MT St Hlth Facs Auth Rev Hillcrest Sr Ctr  6.90%  06/01/15             	        30,000  	         32,377
MT St Hlth Facs Auth Rev Hillcrest Sr Ctr  7.25%  06/01/25             	        35,000  	         38,432
                		                                                                         70,809
Higher Education Revenue Bonds 12.2%
MT St Hgher Ed Stud Assist Corp Rev Ser B  6.40%  12/01/32             	        415,000  	        426,574
MT St Brd Regents (MSU) Rev Facs Imp-E (AMBAC) 5.00% 11/15/21	                 80,000 	         80,842
MT Brd Regents (U of M) Hgher Ed Rev Ser F (MBIA) 5.75%  05/15/24            	135,000  	        144,036
*Univ of MT Revs Facs Acq & Imp Ser C (MBIA)  5.00%  11/15/17           	140,000  	        147,445
Univ of MT Revs Higher Ed Facs Imp Ser D (MBIA) 5.375%  05/15/19            	370,000  	        403,444
              		                                                                              1,202,341
Hospital Revenue Bonds 22.9%
MT Fac Fin Auth NE Health Services 4.50% 05/01/27	                         250,000	         242,803
MT Fac Fin Auth Providence Svcs (MBIA) 5.00% 12/01/18	                         270,000	         288,681
MT Fac Fin Auth Providence Svcs (MBIA) 4.80% 12/01/20                            105,000                 111,222
MT Fac Fin Auth Providence Svcs (MBIA) 4.80% 12/01/20	                          95,000	          99,880
MT Fac Fin Auth Benefits Hlth Sys (ASSGTY) 4.75% 01/01/24	                 150,000	         156,391
MT Fac Fin Auth Benefits Hlth Sys (ASSGTY) 4.75% 01/01/25	                 125,000	         128,711
MT Hlth Fac Fin Auth Rev Mstr Ln Program Comm Med Ctr  5.20%  12/01/21	         145,000	         148,976
*MT Hlth Fac Auth Sisters Chrty Leavenworth (MBIA)  5.125%  12/01/18 	         200,000	         203,778
MT Hlth Fac Auth Sisters Chrty Leavenworth (MBIA) 5.00% 12/01/24 	         515,000	         517,668
MT St Hlth Fac Auth Rev Comm Med Ctr  6.375%  06/01/18 	                         370,000	         371,624
              		                                                                               2,269,734
Housing Revenue Bonds 17.9%
*MT St Brd Hsg Sngle Fam Mtg Ser A-2  5.75%  06/01/30           	             65,000  	          65,174
*MT St Brd Hsg Sngle Fam Ser A-2  5.50%  12/01/20            	                     75,000 	          75,069
*MT St Brd Hsg Sngle Fam Ser A-2  5.60%  12/01/23            	                    685,000 	         700,810
MT St Brd Hsg Sngle Fam Ser A-2  5.20%  12/01/22   	                            105,000 	         107,231
MT St Brd Hsg Sngle Fam Ser B-2 4.85%  12/01/15   	                             80,000	          81,508
MT St Brd Hsg Sngle Fam Mtg Ser B-2  5.55%  06/01/33  	                            135,000 	         136,825
MT St Brd Hsg Sngle Fam Mtg Ser C2 4.85% 12/01/26	                            200,000	         202,748
MT St Brd Hsg Sngle Fam Prog Ser A-1  4.50%  12/01/27	                            300,000	         293,802
MT St Brd Hsg Sngle Fam Mtg Ser A-2  4.75%  12/01/27  	                            110,000 	         109,521
              		                                                                               1,772,688
Psychiatric and Substance Abuse Hospital Bonds 12.2%
MT Fac Fin Auth Developmental Ctr Prog  4.50%  06/01/16  	                      250,000 	        $253,108
MT Fac Fin Auth Developmental Ctr Proj  4.75%  06/01/19	                              170,000	         176,101
MT Fac Fin Auth Childrens Home  4.55%  01/01/17   	                              250,000 	         254,525
MT Fac Fin Auth Rev Cmnty Counsl & Corectnl Svcs (CIFG) 4.50% 10/01/23	               240,000	         240,658
MT Fac Fin Auth Boyd Andrew Cmnty Svcs Proj (CIFG) 4.375% 10/01/20	               285,000	         285,020
        		                                                                               1,209,412
Utility Revenue Bonds 12.3%
Forsyth MT Poll Ctl Rev Ref  Puget Sound Energy (AMBAC) 5.00% 03/01/31	               355,000 	         365,664
Forsyth MT Poll Ctl Rev Northwestern Corp (AMBAC) 4.65%  08/01/23 	               850,000 	         854,845
        		                                                                               1,220,509
Other Revenue Bonds 15.9%
Bozeman MT Downtown Impt Dist 4.95% 07/01/28                                           200,000            197,656
Missoula MT Spl Assmnt Sidewalk Curb 4.75% 07/01/27                                    200,000            194,504
Missoula MT Spl Impt Dists No 540 4.60%  07/01/24	                               100,000	           97,054
Missoula MT Spl Impt Dists No 540 4.60%  07/01/25	                               105,000	           99,649
Missoula Tax Increment Urban Renewal (RADIAN) 5.125% 07/01/26	                       125,000	          132,625
MT Fac Fin Auth Prerelease Ctr Rev (XLCA)  5.25%  10/01/20  	                       300,000 	          321,687
MT St Brd Invt Refunded 1996 Pay Tax (MBIA)  6.875%  06/01/20            	       105,000  	  108,827
MT St Brd Invt Refunded 1996 Pay Tax (MBIA)  6.875%  06/01/20 	                       105,000 	          108,710
Puerto Rico Childrens Trust Fund Tobacco Settlement Rev  6.00%  07/01/26               195,000  	  208,274
Puerto Rico Comwlth Inf Fin Auth Ser A (AMBAC)  5.25%  07/01/10 	               100,000 	          101,878
        		                                                                                1,570,864

Total Municipal Bonds (cost $9,668,142)     		                                                9,756,234

SHORT-TERM INVESTMENTS 0.8%
Federated Municipal Obligations Fund #852 	                                         75,000	           75,000
Total Short-Term Investments (cost: $75,000)    		                                           75,000

TOTAL MARKET VALUE OF  SECURITIES OWNED  99.3%  (COST $9,743,142)		                        9,831,234

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES 0.7%		                                           67,957

NET ASSETS APPLICABLE TO 993,912 SHARES (0.001 PAR VALUE) OUTSTANDING - 100.0%	                       $9,899,191



*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
The accompanying notes are an integral part of these financial statements.

Summary of Abbreviations:
AMBAC  Insured by the AMBAC Indemnity Corporation
FGIC  Insured by the Financial Guaranty Insurance Company
FSA  Insured by Financial Security Assurance
MBIA  Insured by the Municipal Bond Insurance Association
XLCA  Insured by XL Capital Assurance
RADIAN Insured by Radian Group Inc.



VIKING MUTUAL FUNDS
Schedule of Investments
December 31, 2007

Viking Tax-Free Fund for North Dakota

                                                                                 PRINCIPAL             MARKET
                                                                                  AMOUNT               VALUE
MUNICIPAL BONDS  102.2%
General Obligations  24.8%
*Fargo, ND Pub Sch Dist 5.00% 05/01/23   	                                 200,000 	        $206,394
Grand Forks, ND Pub Bldg Ser A 4.625% 12/01/26   	                         100,000 	         100,460
Bismarck ND Ref & Impt Ser T  4.45%  05/01/21   	                         100,000 	         100,679
*Fargo ND Ref & Imp - Ser B (FGIC)  5.125%  05/01/17            	          60,000  	          61,007
Fargo ND Ref & Impt Ser D  (MBIA) 5.00% 05/01/28   	                         200,000 	         208,808
Hillsboro ND Pub Sch Dist No. 9 (FSA)  4.85%  06/01/19  	                  50,000 	          51,670
*Mandan ND Ref & Imp - Ser B (MBIA)  5.00%  05/01/16            	          70,000  	          70,087
Mandan ND Ref Impt Ser C (AMBAC) 4.50% 05/01/18  	                         200,000 	         204,886
Minot, ND Ref Impt Ser A 4.50% 10/01/22   	                                 195,000 	         194,918
West Fargo ND Ref & Impt Ser D (MBIA)  4.25%  05/01/20   	                 150,000 	         150,165
West Fargo ND Pub Sch Dist No. 006 (FGIC)  5.00%  05/01/14  	                  50,000 	          52,599
              		                                                                               1,401,673
Building Authority Revenue Bonds  8.1%
Fargo ND Bldg Auth Lease Rev Ser A  5.00%  05/01/20  	                           50,000 	          52,242
GF Cnty ND Bldg Auth Lease Rev  5.00%  12/01/20   	                          200,000 	         208,130
ND St Bldg Auth Lease Rev Ser A (MBIA)  5.00%  12/01/17            	           50,000  	          52,204
ND St Bldg Auth Lease Rev Ser A (MBIA)  5.00%  12/01/16 	                   50,000 	          52,303
ND St Bldg Auth Lease Rev Ser A (MBIA)  5.20%  12/01/19  	                   90,000  	          95,407
              		                                                                                 460,286
Continuing Care Revenue Bonds 3.8%
Burleigh Cnty Indl Dev Rev MO Slope Luth Care Ctr 5.05% 11/01/18	           125,000	         118,765
Grand Forks ND Sr Hsg Rev Ref 4000 Valley Square Proj 5.00% 12/01/16	           100,000	          96,027
		                                                                                         214,792
Education Revenue Bonds  4.8%
Fargo ND School District Bldg Auth Rev (MBIA)  5.50%  05/01/14           	    50,000  	          51,324
Minot Pub School District No 1 Bldg Auth 4.80% 05/01/23  	                    210,000 	         217,054
        		                                                                                 268,378
Higher Education Revenue Bonds  11.0%
ND St Brd Hgher Ed Student Svcs Facs Rev MSU  5.50%  08/01/23 	                    125,000 	         122,518
ND St Brd Hgher Ed Student Svcs Facs MSU  5.00%  08/01/18	                    175,000	         167,473
ND St Brd Hgher Ed Rev Hsg & Aux BSC  4.75%  05/01/19  	                            100,000 	          99,556
ND St Brd Hgher Ed Rev Hsg & Aux Facs UND  (FSA)  5.00%  04/01/21 	            150,000 	         158,286
NDSU Rev Ser 2006A (AMBAC)  4.75%  04/01/29   	                                     75,000 	          75,388
                		                                                                         623,221
Hospital Revenue Bonds  9.3%
Fargo ND Hlth Sys Rev Meritcare Obl (AMBAC)  5.125%  06/01/27 	                     75,000 	          77,012
Fargo ND Hlth Sys Rev Meritcare Ser A (MBIA) 5.375% 06/01/27  	                    100,000 	         102,374
Fargo ND Hlth Sys Rev Meritcare Obl (FSA)  5.375%  06/01/15  	                     65,000	          68,102
Fargo ND Hlth Sys Rev Meritcare Obl (AMBAC)  5.00%  06/01/22 	                     45,000 	          46,488
Grand Forks ND Hlth Care Altru Hlth Obl Group  7.125%  08/15/24           	     20,000  	          22,024
Ward Cty ND Hlth Care Fac Rev Trinity Old Group 5.125% 07/01/29                     200,000              183,156
Ward Cnty ND Hlth Care Facs Rev Trinity Obl Group - B  6.00%  07/01/10 	             25,000 	          25,418
              		                                                                                 524,574
Housing Revenue Bonds  12.4%
Fargo ND Multifam Rev Ref Hsg Trollwood Village  6.90%  09/01/13           	        25,000  	  25,281
ND St Hsg Fin Agy Rev Home Mtg Prog C  4.90%  07/01/15  	                       150,000 	         154,448
ND St Hsg Fin Agy Rev Hsg Fin Home MTG Fin C  4.45%  07/01/16 	                       100,000 	         100,428
ND St Hsg Fin Agy Rev Hsg Fin Pg Home MTG D 5.20% 07/01/22                             200,000           205,168
ND St Hsg Fin Agy Hsg Fin Home MTG-C-RMK  6.10%  07/01/28           	                 5,000  	   5,019
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg B  5.85%  07/01/28          	                 5,000  	   5,019
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg A  5.25%  07/01/18           	                40,000  	  40,000
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg A 5.80% 07/01/10	                        55,000	          55,550
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg A 5.70% 07/01/09	                        50,000	          50,500
*ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg A  5.55%  07/01/22	                        60,000 	          60,000
        		                                                                                 701,413
Transportation Revenue Bonds  2.8%
Guam Intl Arpt Auth Ser C (MBIA)  5.375%  10/01/17   	                               150,000 	          158,514
                		                                                                          158,514
Water Revenue Bonds  5.8%
South Central Reg Water Dist Burleigh Cnty Rev 5.00% 10/01/23  	                        150,000 	  145,118
ND St Water Comm Rev Water Dev & Mgmt Prg Ser A (MBIA)  5.50%  08/01/10	                50,000  	   52,663
ND St Water Comm Rev Water Dev & Mgmt Prog  (MBIA)  5.00%  08/01/25 	                125,000 	  129,561
	              	         	                                                                          327,342
Other Revenue Bonds  19.4%
*Grand Forks ND Mosquito Control Rev 4.75% 09/01/24 	                                100,000  	  102,475
Mercer Cnty ND PCR Otter Tail Corp (AMBAC) 4.85% 09/01/22	                        115,000	          116,580
ND Pub Fin Auth Cap Fin Prog Ser A  5.00%  06/01/31   	                                100,000 	  103,155
ND Pub Fin Auth Indl Dev Prog Ser A 5.00% 06/01/20	                                150,000	          152,823
ND St Muni Bond Bank Cap Fing Prog 6.00%  06/01/21            	                         25,000  	   26,207
ND St Muni Bond Bank Cap Find Prog Ser A 5.30% 06/01/25                                 120,000           126,973
ND St Muni Bond Bank St Revolv Fund Prog Ser A  4.90%  10/01/18           	         50,000 	   52,210
ND St Muni Bond Bank St Revolv Fund Prog Ser A 4.625% 10/01/19	                        135,000	          137,411
Puerto Rico Childrens Trust Fund Tobacco Settlement Rev  6.00%  07/01/26           	 15,000  	   16,021
Puerto Rico Pub Fin Corp Ser A (MBIA)  5.375%  08/01/24  	                        150,000 	  160,664
Williams Cnty ND Sales Tax Rev 5.00% 11/01/21	                                         100,000	  100,037
              		                                                                                1,094,556

Total Municipal Bonds (cost $5,743,482)        		                                                5,774,749

SHORT-TERM INVESTMENTS 0.5%
Federated Municipal Obligations Fund#852    	                                         30,000 	   30,000
Total Short-Term Investments (cost: $30,000)    		                                           30,000

TOTAL MARKET VALUE OF SECURITIES OWNED  102.7% (COST $5,773,482)  		                        5,804,749

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES  (2.7)% 		                                 (153,008)

NET ASSETS APPLICABLE TO 559,806 SHARES (0.001 PAR VALUE) OUTSTANDING - 100.00%     	                $5,651,741


*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
The accompanying notes are an integral part of these financial statements.

Summary of Abbreviations:
AMBAC Insured by the AMBAC Indemnity Corporation
FGIC Insured by the Financial Guaranty Insurance Company
FSA Insured by Financial Security Assurance
MBIA Insured by the Municipal Bond Insurance Association
CIFG Insured by CIFG Company
XLCA Insured by XL Capital Assurance

VIKING MUTUAL FUNDS
Schedule of Investments
December 31, 2007

Viking Large-Cap Value Fund

                                                                 SHARES                 VALUE
Common Stocks 101.4%
Basic Materials 26.2%
ALCOA	         					         1,400 	             	$51,170
Anadarko Petroleum	         				 1,200 	                 78,828
Apache		         				           800 	                 86,032
BP Amoco Plc ADR					         2,000			146,340
Bunge Limited					                   900			104,769
ChevronTexaco					                 2,200 			205,326
ConocoPhillips					                 2,300			203,090
Exxon Mobil					                 2,300			215,487
Freeport-McMoran Copper and Gold			           600			 61,464
Questar						                 1,000			 54,100
Rio Tinto Plc ADR	            				   151 	                 63,405
								                      1,270,011
Conglomerates 2.8%
Honeywell 					                 2,200 	                135,454
		             							        135,454
Consumer Goods 7.0%
Dean Foods*					                 2,100			 54,306
Johnson Controls					         1,200			 43,248
Kimberly-Clark	         				         1,900 	                131,746
Sealed Air         					         4,600 	                106,444
									                335,744
Financial Services  26.1%
American International Group				         2,300			134,090
Bank of America					                 3,700			152,662
Citigroup						         3,800			111,872
Hartford Financial Services Group			         1,500			130,785
JP Morgan Chase & Co.				                 3,000			130,950
Legg Mason					                 1,100			 80,465
Morgan Stanley            	            			 2,000 	                106,220
PNF Financial Services				                 1,600			105,040
Sun Trust Bank					                 1,700			106,233
U.S. Bancorp	         				         3,300 	             	104,742
Wachovia						         2,700			102,681
		           						              1,265,740
Healthcare 6.8%
Merck						                 3,200			185,952
Pfizer 						                 6,400			145,472  									                                                331,424
Services 14.4%
Amerisource Bergen					          1,100			 49,357
AT&T						                  5,200			216,112
Canadian Pacific					            800			 51,712
CVS Corp.	         					  2,800 	        111,300
Disney						                  4,100			132,348
Time Warner Cable*					          5,000			138,000
									                698,829
Technology 5.7%
Microsoft						          3,300			 117,480
Verizon Communications	            			          3,600 	         157,284
		             							         274,764
Utilities  12.4%
American Electric Power				                   2,800	         130,368
Dominion Resources					           2,600	         123,370
Edison International					           1,900	         101,403
Entergy Corp					                     800	          95,616
Public Service Enterprise Group				           1,500	         147,360
									                 598,117

Total Common Stocks (Cost $3,955,035)		        			        4,910,083

SHORT-TERM INVESTMENTS 9.2%
Federated Prime Value Obligations #853                          238,000	                  238,000
Federated Treasury Cash Reserves #125                           208,000			  208,000
Total Short-Term Investments (cost: $446,000)			 		          446,000

TOTAL MARKET VALUE OF SECURITIES OWNED  110.7% (COST $4,401,035)                        5,356,083

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES  (10.7)%	                        (516,164)

NET ASSETS APPLICABLE TO 366,915 SHARES ($0.001 PAR VALUE)
     OUTSTANDING 100.0%		        				               $4,839,919



*Non-income producing investments.

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Schedule of Investments
December 31, 2007

Viking Small-Cap Value Fund

                                                                 SHARES                 VALUE
Common Stocks  98.7%
Basic Materials 7.9%
Cimarex Energy					                 1,200			  51,036
Oil States Intl Inc.*					         2,200			  75,064
Pioneer Drilling*					         3,000			  35,640
Rosetta Resources*					         1,300			  25,779
Walter Industries					         3,200			 114,976
					 				                 302,495
Conglomerates 2.2%
Teleflex						         1,300			  81,913
									                  81,913
Consumer Goods 21.6%
AO Smith						         2,350			  82,368
AptarGroup					                 2,800			 114,548
Borg Warner Automotive				                 1,200			  58,092
Carters Inc.*					                 4,200			  81,270
Chiquita Brands Intl*					         6,100			 112,179
Church & Dwight					                 2,300		         124,361
Clarcor						                 2,000			  75,940
RC 2 Corp.*					                 2,800			  78,596
Tupperware					                 2,900			  95,787
									                 823,141
Financial 22.9%
Boston Private Financial Holdings			         3,900  		 105,612
First Midwest Bancorp				                 2,400			  73,440
IPC Holdings					                 2,700			  77,949
Options Express Holdings				         2,400			  81,168
Protective Life					                 1,500			  61,530
Senior Housing Properties Trust				         3,900			  88,452
Strategic Hotel Investors				         3,400			  56,882
Sterling Bankshares Inc.				         4,400			  49,104
Sunstone Hotel Investors				         3,700			  67,673
Trustmark Corp.					                 2,500			  63,400
UCBH Holding					                 5,100			  72,216
Zenith National Insurance				         1,700			  76,041
									                 873,467
Healthcare 5.4%
Chattem*						         1,000			  75,540
Sciele Pharma, Inc.*					         3,000			  61,350
West Pharmaceutical Services				         1,700			  69,003
									                 205,893
Industrial Goods 4.7%
Albany International					         1,000			  37,100
Nordson Corp					                   900			  52,164
RPM						                 4,400			  89,320
								                         178,584
Services 14.6%
BJs Wholesale*					                 2,700			  91,341
Bristow Group*					                 1,800			 101,970
Owens & Minor					                 2,900			 123,047
Performance Food Group*				                 2,800			  75,236
School Specialty*					         1,000			  34,550
Stage Stores					                 4,600			  68,080
Wabtec						                 1,800			  61,992
									                 556,216
Technology 6.0%
Diodes Inc.*					                  2,550			  76,678
ON Semiconductor*					          9,900			  87,912
Technitrol						          2,200			  62,876
									                 227,466
Utilities 13.6%
Cleco Corporation					          3,400			  94,520
Epicor Software Corp.*				                  7,300			  85,994
Ness Technologies*					          3,600			  33,228
Piedmont Natural Gas					          4,100			 107,256
Pike Electric Corp.*					          4,200			  70,392
Questar						                    500			  27,050
Westar Energy Inc.					          3,900			 101,166
									                 519,606


Total Common Stocks (Cost $3,308,363)		           		                3,768,781

SHORT-TERM INVESTMENTS  7.6%
Federated Prime Value Obligations Fund #853	                187,000        		  187,000
First Western Collective Asset                                  103,621			  103,621
Total Short-Term Investments (Cost $290,621)		             			  290,621

TOTAL MARKET VALUE OF SECURITIES OWNED  94.3% (COST $3,598,984)                         4,059,402

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES  (6.3)%		                        (240,928)

NET ASSETS APPLICABLE TO 257,218 SHARES ($0.001 PAR VALUE)
     OUTSTANDING 100.0%		           				               $3,818,474


*Non-income producing investments.

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Statements

Statements of Assets and Liabilities
December 31, 2007

                              Tax-Free Fund              Tax-Free Fund             Large-Cap              Small-Cap
                               for Montana              for North Dakota           Value Fund            Value Fund
ASSETS:
Investments in securities:
Cost			       $9,743,142                     $5,773,482 	     $4,401,034	       $3,598,984
Value			        9,831,234                      5,804,749              5,356,083	        4,059,402
Cash				    7,550	                   4,112                  6,568	            5,469
Receivable for fund shares sold	        0	                     0                      0                  48
Prepaid assets			    2,212 	                     916 	          1,321             1,055
Security Sales Receivable		0	                     0                  485,184	                0
Interest & dividends receivable	  102,350                         73,321 	         12,833             7,474
Other receivables	              153		              24  	             81	               81
Total assets			9,943,499                      5,883,122              5,862,070	        4,073,529

LIABILITIES:
Security purchases payable              0	                 204,358                495,093	               0
Payable for shares redeemed            67                              0                      0                0
Distributions payable              33,096                         19,126                516,563	         244,707
Other accounts payable and
   accrued expenses	           11,145                          7,897                 10,495           10,348
Total liabilities                  44,308	                  231,381             1,022,151          255,055

NET ASSETS                       9,899,191                      5,651,741             4,839,919         3,818,474

COMPONENTS OF NET ASSETS AT December 31, 2007
Capital shares, $0.001 par value,
  unlimited shares authorized    9,957,816                       5,701,341             3,884,870         3,358,056
Net unrealized appreciation (depreciation) 88,092	            31,267	         955,049	   460,418
Accumulated net realized gain
  (loss) on investments		 (146,717)	                   (80,867)                     0	         0
Undistributed net investment income (loss)0                               0                      0               0
NET ASSETS		         $9,899,191 	                  $5,651,741 	        $4,839,919       $3,818,474
NET ASSET VALUE AND
OFFERING PRICE PER SHARE
Net assets, at value	        $9,899,191	                   $5,651,741	        $4,839,919        $3,818,474
Shares outstanding		   993,912	                      559,806              366,915	     257,218
Net asset value per share            $9.96                             $10.10	            $13.19            $14.85
Maximum offering price per share
  (net asset value per share divided
  by 96.25%, 96.25%, 94.75% and
  94.75%, respectively)              $10.35 	                        $10.49	             $13.92	       $15.67

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Statements

Statements of Operations
For the year ended December 31, 2007

                               Tax-Free Fund              Tax-Free Fund              Large-Cap             Small-Cap
                                for Montana              for North Dakota           Value Fund            Value Fund
                               -------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                         $476,757                   $268,858                 $      0              $     0
Dividends                           3,810                      4,363                  166,739               70,774
                               -------------------------------------------------------------------------------------
Total investment income           480,567                    273,221                  166,739               70,774
                               -------------------------------------------------------------------------------------

EXPENSES:
Investment advisory fees           51,616                     29,312                   35,201               39,396
Administrative fees                10,323                      5,862                    5,029                3,905
Distribution fees                  25,808                     14,656                   19,534               15,321
Transfer agent fees                 3,403                      1,790                    5,912                6,583
Accounting fees                     5,162                      2,931                    2,514                1,970
Professional fees                   9,649                      9,601                    9,631                9,633
Insurance                           2,798                      1,444                    1,081                  825
Trustee fees                          960                        962                      961                  961
Registration fees                     919                        122                    1,040                1,012
Custodian fees                      3,468                      3,469                    3,469                3,469

                               -------------------------------------------------------------------------------------
 Total expenses                   114,106                     70,149                   84,372               83,075
                               -------------------------------------------------------------------------------------
Less expenses waived or
  reimbursed                      (35,778)                   (25,374)                 (17,059)             (18,509)
                               ------------------------------------------------------------------------------------
Net expenses                       78,328                     44,775                   67,313               64,566
                               -------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)      402,239                    228,446                   99,426                6,208
                               -------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Net realized gain (loss)
  on investments                  (1,794)                     2,058                   417,137              238,500
Net change in unrealized
  appreciation (depreciation)
  of investments                  (89,182)                   (67,991)                    1,708             (179,410)
                               -------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS      (90,976)                   (65,933)                  418,845               59,090
                               -------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING
  FROM OPERATIONS                $311,263                   $162,513                 $518,271              $65,298
                               -------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Statements

Statements of Changes in Net Assets
For the year ended December 31, 2007

                               Tax-Free Fund              Tax-Free Fund             Large-Cap             Small-Cap
                                for Montana              for North Dakota           Value Fund            Value Fund
                               -------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS:
Net investment income (loss)      $402,239                   $228,446                $99,426                $6,208
Net realized gain (loss)
   on investments                  (1,794)                      2,058                417,137               238,500
Net change in unrealized
   appreciation (depreciation)
   of investments                 (89,182)                    (67,991)                 1,708              (179,410)
                               -------------------------------------------------------------------------------------
Net increase (decrease) in
  net assets resulting
  from operations                  311,263                    162,513                518,271                65,298
                               -------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income             (402,239)                  (228,446)               (99,426)               (6,208)
Net realized gains                       0                          0               (417,137)             (238,500)
                               -------------------------------------------------------------------------------------
Total distributions to
  shareholders                    (402,239)                  (228,446)              (516,563)             (244,708)
                               -------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold        1,176,641                    628,427                837,540               876,705
Proceeds from reinvestment
  of distributions                 302,091                    150,189                117,676               188,207
Cost of shares repurchased      (2,572,605)                  (936,769)              (402,544)             (309,788)
                               -------------------------------------------------------------------------------------
Increase in net assets
  derived from capital share
  transactions                  (1,093,873)                  (158,153)               552,672               755,124
                               -------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
     IN NET ASSETS             $(1,184,849)                 $(224,086)              $554,380              $575,714
                               -------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period            $11,084,040                 $5,875,827             $4,285,539            $3,242,760
                               -------------------------------------------------------------------------------------
End of period                  $ 9,899,191                 $5,651,741             $4,839,919            $3,818,474
                               -------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.


VIKING MUTUAL FUNDS
Financial Statements

Statements of Changes in Net Assets
For the year ended December 31, 2006

                               Tax-Free Fund              Tax-Free Fund             Large-Cap             Small-Cap
                                for Montana              for North Dakota           Value Fund            Value Fund
                               -------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS:
Net investment income (loss)      $457,227                   $236,469                $47,130               $2,485
Net realized gain (loss)
   on investments                  (51,061)                   (38,426)               209,203               186,137
Net change in unrealized
   appreciation (depreciation)
   of investments                    67,400                    74,203                328,319               216,025
                               -------------------------------------------------------------------------------------
Net increase (decrease) in
  net assets resulting
  from operations                  473,566                    272,246                584,652                404,647
                               -------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income             (457,227)                  (236,469)               (47,130)               (2,485)
Net realized gains                       0                          0                (71,842)              (186,137)
                               -------------------------------------------------------------------------------------
Total distributions to
  shareholders                    (457,227)                  (236,469)               (118,972)             (188,622)
                               -------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold        1,727,487                    431,577                470,724               598,354
Proceeds from reinvestment
  of distributions                 339,997                    146,177                 26,175                119,026
Cost of shares repurchased      (3,408,165)                 (1,278,230)              (312,682)             (199,712)
                               -------------------------------------------------------------------------------------
Increase in net assets
  derived from capital share
  transactions                   (1,340,681)                 (700,476)               184,217                517,668
                               -------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
     IN NET ASSETS               (1,324,342)                 $(664,699)               $649,897              $733,693
                               -------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period            $12,408,382                 $6,540,526             $3,635,642            $2,509,067
                               -------------------------------------------------------------------------------------
End of period                  $11,084,040                 $5,875,827             $4,285,539            $3,242,760
                               -------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Highlights

Viking Tax-Free Fund for Montana

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                   For the Period
                                           01/01/07-    01/01/06-    01/01/05-    01/01/04-    01/01/03-
                                           12/31/07     12/31/06     12/31/05     12/31/04     12/31/03
                                           -------------------------------------------------------------
Net asset value, beginning of period         $10.06       $10.04       $10.22       $10.20        $10.18
                                           -------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                          0.39         0.39         0.38         0.38         0.42
Net realized and unrealized gain
   (loss) on investments                       (.10)        0.02        (0.18)         0.02         0.02
                                           -------------------------------------------------------------
Total from investment operations               0.29         0.41         0.20         0.40         0.44
                                           -------------------------------------------------------------
Less distributions from:
Net investment income                         (0.39)       (0.39)       (0.38)       (0.38)       (0.42)
Net realized gains                             0.00         0.00         0.00         0.00         0.00
                                           --------------------------------------------------------------
Total distributions                           (0.39)       (0.39)        (0.38)       (0.38)       (0.42)
                                           --------------------------------------------------------------
Net asset value, end of period               $9.96       $10.06        $10.04       $10.22       $10.20
                                           --------------------------------------------------------------
Total return1                                  2.96%        4.15%         1.96%        4.05%        4.45%
                                           --------------------------------------------------------------


Ratios/supplemental data:
Net assets, end of period (000s)            $9,899     $11,084       $12,408      $12,206       $12,634
Ratio of net expenses to average net assets    0.76%2      0.63%2        0.55%2       0.41%2       0.31%2
Ratio of net investment income to
   average net assets                          3.91%       3.87%         3.71%        3.78%        4.13%
Portfolio turnover rate                       26.57%      24.39%        24.59%       26.55%       24.72%

1Total return assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
2Viking Fund Management, LLC, the Funds investment manager, has contractually agreed to waive its fees or reimburse the Fund for its expenses through August 1, 2009 so that the Funds total operating expenses during this period will not exceed 0.85% of its average net
assets on an annual basis. For the periods indicated above, Viking Fund Management, LLC waived fees and reimbursed expenses totaling
$35,778, $53,771, $65,270, $80,645 and $81,954.
If the fees had not been waived or expenses had not been reimbursed, the annualized ratio of total expenses to average net assets would have been 1.11%, 1.08%, 1.06%, 1.06%, and 1.09% respectively.

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Highlights

Viking Tax-Free Fund for North Dakota

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                     For the Period
                                            01/01/07-    01/01/06-     01/01/05-     01/01/04-    01/01/03-
                                            12/31/07     12/31/06      12/31/05      12/31/04     12/31/03
                                            ---------------------------------------------------------------
Net asset value, beginning of period        $10.22        $10.14        $10.29        $10.29        $10.25
                                            ---------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                         0.40          0.39          0.38          0.38         0.42
Net realized and unrealized gain
   (loss) on investments                      (0.12)         0.08         (0.15)          0.00         0.04
                                            ---------------------------------------------------------------
Total from investment operations              0.28          0.47          0.23          0.38         0.46
                                            ---------------------------------------------------------------
Less distributions from:
Net investment income                        (0.40)        (0.39)        (0.38)        (0.38)       (0.42)
Net realized gains                            0.00          0.00          0.00          0.00         0.00
                                            ---------------------------------------------------------------
Total distributions                          (0.40)        (0.39)        (0.38)        (0.38)       (0.42)
                                            ---------------------------------------------------------------
Net asset value, end of period              $10.10        $10.22        $10.14        $10.29       $10.29
                                            ---------------------------------------------------------------
Total return1                                 2.77%         4.77%         2.24%         3.76%       4.60%

Ratios/supplemental data:
Net assets, end of period (000s)           $5,652         $5,876        $6,541        $6,086       $4,781
Ratio of net expenses to average net assets  0.77%2         0.62%2        0.52%2        0.44%2       0.36%2
Ratio of net investment income to
   average net assets                        3.92%          3.86%         3.70%         3.68%        4.06%
Portfolio turnover rate                     28.12%         35.84%        17.61%         22.36%       7.49%

1Total return assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
2Viking Fund Management, LLC, the Funds investment manager, has contractually agreed to waive its fees or reimburse the Fund for its expenses through August 1, 2009 so that the Funds total operating expenses during this period will not exceed 0.85% of its average net assets on an annual basis. For the periods indicated above, Viking Fund Management, LLC waived fees and reimbursed expenses totaling $25,374, $34,667, $41,214, $40,375 and $32,710 . If the fees had not been waived or expenses had not been reimbursed, the annualized ratio of total expenses to average net assets would have been 1.20%, 1.18%,
 1.16%, 1.18% and 1.32% respectively.

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Highlights

Viking Large-Cap Value Fund

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                     For the Period
                                            01/01/07-    01/01/06-     01/01/05-     01/01/04-    01/01/03-
                                            12/31/07     12/31/06      12/31/05      12/31/04     12/31/03
                                            ---------------------------------------------------------------
Net asset value, beginning of period        $13.09        $11.64        $10.88         $10.06       $8.20
                                            ---------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                         0.27          0.14          0.08          0.05         0.06
Net realized and unrealized gain
   (loss) on investments                      1.24          1.67          0.76          0.82         1.86
                                            ---------------------------------------------------------------
Total from investment operations              1.51          1.81          0.84          0.87         1.92
                                            ---------------------------------------------------------------
Less distributions from:
Net investment income                        (0.27)        (0.14)        (0.08)        (0.05)       (0.06)
Net realized gains                           (1.14)        (0.22)          0.00          0.00         0.00
                                            ---------------------------------------------------------------
Total distributions                          (1.41)        (0.36)        (0.08)        (0.05)       (0.06)
                                            ---------------------------------------------------------------

Net asset value, end of period              $13.19        $13.09        $11.64        $10.88        $10.06
                                            ---------------------------------------------------------------
Total return1                                11.52%         15.58%         7.76%        8.63%        23.42%

Ratios/supplemental data:
Net assets, end of period (000s)            $4,840        $4,286        $3,636        $3,088       $2,745
Ratio of net expenses to average net assets   1.35%2        1.35%2        1.34%2        1.34%2       1.35%2
Ratio of net investment income to
   average net assets                         2.01%         1.18%         0.81%         0.47%        0.73%
Portfolio turnover rate                      35.23%        22.53%        37.51%        25.7%       26.75%

1Total return assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
2Viking Fund Management, LLC, the Funds investment manager, has contractually agreed to waive its fees or reimburse the Fund for its expenses through August 1, 2009 so that the Funds total operating expenses during this period will not exceed 1.35% of its average net assets on an annual basis.
The contractual agreement was amended on December 5, 2007 so that the Funds total operating expenses during this period will not exceed 1.20% of average net assets on an annual basis. For the periods indicated above, Viking Fund Management, LLC waived fees and reimbursed expenses totaling $17,059, $17,512, $15,575, $14,372 and $15,021. If the fees had not been waived or expenses had not been reimbursed, the annualized ratio of total expenses to average net assets would have been 1.70%, 1.78%, 1.82%, 1.84% and 2.02% respectively.

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Highlights

Viking Small-Cap Value Fund

Selected data for each share of the Fund outstanding throughout the period was as follows:

                                                                    For the Period
                                            01/01/07-     01/01/06-     01/01/05-    01/01/04-    01/01/03-
                                            12/31/07      12/30/06      12/31/05     12/31/04     12/31/03
                                            ---------------------------------------------------------------
Net asset value, beginning of period         $15.43        $14.32        $14.40        $12.43       $9.35
                                            ---------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                   0.02          0.01        (0.03)       (0.06)       (0.03)
Net realized and unrealized gain
 (loss) on investments                         0.35          2.00          0.63         2.28        3.11
                                             --------------------------------------------------------------
Total from investment operations               0.37          2.01          0.60         2.22        3.08
                                             --------------------------------------------------------------
Less distributions from:
Net investment income                         (0.02)        (0.01)          0.00         0.00         0.00
Net realized gains                            (0.93)        (0.89)        (0.68)        (0.25)         0.00
                                             --------------------------------------------------------------
Total distributions                           (0.95)        (0.90)        (0.68)        (0.25)        0.00
                                             --------------------------------------------------------------
Net asset value, end of period               $14.85        $15.43        $14.32       $14.40        $12.43
                                             --------------------------------------------------------------

Total return1                                 2.41%        14.02%         4.18%       17.86%       32.94%

Ratios/supplemental data:
Net assets, end of period (000s)             $3,818        $3,243        $2,509       $1,715         $1,250
Ratio of net expenses to average net assets    1.65%2        1.65%2        1.65%2       1.65%2       1.65%2
Ratio of net investment income to average
 net assets                                    0.16%        0.08%       (0.21)%      (0.46)%      (0.37)%
Portfolio turnover rate                       46.19%        36.96%        21.93%       15.39%       14.77%

1Total return assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
2Viking Fund Management, LLC, the Funds investment manager, has
contractually agreed to waive	its fees or reimburse the Fund for
its expenses through August 1, 2009 so that the Funds total operating expenses during this period will not exceed 1.65% of its average net assets on an annual basis. The contractual agreement was amended on
December 5, 2007 so that the Funds total operating expenses during this period will not exceed 1.50%
of average net assets on an annual basis For the periods indicated
above, Viking Fund Management, LLC waived fees
and reimbursed expenses totaling $18,509, $17,847, $15,661, $14,316 and $12,883.  If the fees had not been waived or expenses had not been reimbursed, the annualized ratio of total expenses to average net assets would have been  2.15%, 2.23%, 2.39%, 2.63% and 3.16% respectively.

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Notes to Financial Statements
December 31, 2007

1.  ORGANIZATION
Viking Mutual Funds (the Company) is registered under the Investment Company
Act of 1940 as a non-diversified, open-end management investment company, consisting of four series (the Funds).

The Viking Tax-Free Fund for Montana and Viking Tax-Free Fund for North Dakota
(each a Tax-Free Fund), each a non-diversified Fund, seek the highest level of current income that is exempt from both federal and state income taxes and is consistent with preservation of capital. The Viking Large-Cap Value Fund
(Large-Cap) and Viking Small-Cap Value Fund (Small-Cap), each a diversified Fund, seek long-term total return and capital preservation.

2.  SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with accounting principles generally accepted in the United States of America and are consistently followed by the Funds.

Security Valuation Securities listed or traded on a recognized national exchange or NASDAQ are valued at the last reported sales price. Securities for which market quotations are not readily available (which will constitute a majority of the securities held by the Tax-Free Funds) are valued using a matrix system at fair value as determined by management in accordance with procedures established by the Board of Trustees. The matrix system gives consideration to the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity, rating, and indications as to value from dealers and general market conditions.

Because the market value of municipal securities can only be established by Agreement between parties in a sales transaction, and because of uncertainty inherent in the valuation process, the fair values as determined may differ from the value that would have been used had a ready market for the securities existed.

Federal Income Taxes The Funds intend to qualify for treatment as a regulated investment company under Subchapter M of the Internal Revenue Code, and the funds intend to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal tax provision is recorded.

In June 2006, the Financial Accounting Standards Board (FASB) issued
Interpretation No. 48 (FIN 48),Accounting for Uncertainty in Income Taxes.
FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements.
Management has analyzed the Funds tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004 through December 31, 2007) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Funds financial statements.
Interest and penalties related to uncertain tax positions, if any, are classified in the Funds financial statements as other expense.
Premiums and Discounts Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Security Transactions, Investment Income, Expenses and Distributions
Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on the identified cost basis. Interest income and estimated expenses are accrued daily. Dividend income is recognized on the ex-dividend date. Premiums and discounts on municipal securities are amortized to interest income using the constant yield method over the estimated lives of the respective securities. The
Tax-Free Funds declare dividends from net investment income daily and pay such dividends monthly. The Large-Cap Fund and the Small-Cap Fund will declare and pay dividends from net investment income at least annually.
Capital gains, if any, are distributed annually. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. Common expenses incurred by the Company are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis.

Use of Estimates The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the year ended
December 31, 2007 and year ended December 31, 2006 were as follows:

                            Tax-Free Fund for       Tax-Free Fund for       Large-Cap           Small-Cap
                                 Montana              North Dakota          Value Fund          Value Fund
                            -----------------------------------------------------------------------------------
                            2007           2006       2007       2006      2007      2006       2007      2006
                            -----------------------------------------------------------------------------------
Distributions paid from:
    Tax-exempt income       $402,239   $457,227   $228,446   $236,469        $0        $0         $0         $0
    Ordinary income               $0         $0         $0         $0  $136,817   $47,130     $6,208     $2,485
    Long-term capital gain        $0         $0         $0         $0  $379,746   $71,842   $238,500    $86,137


4. CAPITAL STOCK
Transactions in capital shares were as follows:

                                       Tax-Free Fund       Tax-Free Fund        Large-Cap          Small-Cap
                                        for Montana       for North Dakota      Value Fund         Value Fund
                                      --------------------------------------------------------------------------
                                      For the Period       For the Period      For the Period     For the Period
                                       from 01/01/07        from 01/01/07       from 01/01/07      from 01/01/07
                                    through 12/31/07     through 12/31/07    through 12/31/07   through 12/31/07
                                    ----------------------------------------------------------------------------
Shares sold                                117,868              62,095           58,664               53,626
Shares issued in reinvestment
 of distributions                           30,189              14,809            8,990                12,198
Shares redeemed                           (256,456)           (92,267)         (28,067)             (18,738)
                                    ----------------------------------------------------------------------------
Net Increase (Decrease)                   (108,399)            (15,363)          39,587               47,086
                                    ----------------------------------------------------------------------------

<CAPTION
5.  INVESTMENT MANAGEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
The Funds have retained Viking Fund Management, LLC (VFM) to provide the Funds with investment advice and portfolio management.
As compensation for the advisory services furnished to the Funds, the Funds pay VFM monthly compensation calculated daily by applying the annual rates of 0.50% to the Tax-Free Funds daily net assets, 0.70%
to the Large-Cap Funds daily net assets and 1.00% to the Small-Cap Funds daily net assets.  The Tax-Free Fund for Montana recognized $51,616 of investment advisory fees for the year ended December 31, 2007.  On
December 31, 2007, the Tax-Free Fund for Montana had a payable to VFM for investment advisory fees of $4,281.  The Tax-Free Fund for North Dakota recognized $28,193 of investment advisory fees after a partial waiver for the year ended December 31, 2007.  On December 31, 2007, the Tax-Free
Fund for North Dakota had a payable to VFM for investment advisory fees of $2,473.  The Large-Cap Fund recognized $35,201 of investment advisory fees for the year ended December 31, 2007.  On December 31, 2007, the
Large-Cap Fund had a payable to VFM for investment advisory fees of $3,186.
The Small-Cap Fund recognized $39,396 of investment advisory fees for the year ended December 31, 2007.  On December 31, 2007, the Small-Cap Fund
had a payable to VFM for investment advisory fees of $3,470.  Under a sub-advisory agreement between Fox Asset Management, LLC (the sub-adviser)
and VFM, the sub-adviser provides the Large-Cap Fund and the Small-Cap Fund with investment advice andportfolio management subject to the overall supervision of VFM.  As compensation for its services provided to the
Large-Cap Fund, VFM pays the sub-adviser monthly compensation calculated daily by applying the annual rate of 0.40% to the Large-Cap Funds daily net assets of up to $25 million and 0.35% to the Large-Cap Funds daily net assets in excess of $25 million.

As compensation for its services provided to the Small-Cap Fund, VFM pays the sub-adviser monthly compensation calculated daily by applying the annual rate of 0.40% to the Small-Cap Funds daily net assets up to $5 million, 0.45% from $5 million to $15 million, 0.50% from $15 million to $25 million, 0.55% from $25 million to $35 million and 0.60% in excess of $35 million.

The Funds have also entered into an agreement with VFM to provide administrative services, portfolio accounting and
transfer agent services to each of the Funds for a fee at an annual rate of 0.15% of daily net assets, plus a per account charge and reimbursement of certain direct expenses.  For the year ended December 31, 2007 the Tax-Free Fund for North Dakota recognized $5 for transfer-agent services.  After fee waivers, no other fees for administrative services, portfolio accounting and transfer agent services were recognized by the Funds.

The Funds have a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the Tax Free Funds to pay distribution and service fees of up to
0.25% of average daily net assets per year and allowed the Large-Cap Fund and the Small Cap Fund to pay distribution and service fees of up to 0.40% of average daily net assets per year to Viking Fund Distributors, LLC (VFD) for distributing each Funds shares and for servicing shareholder accounts.  On December 5, 2007, the
12b-1 plan was amended to allow each Fund to pay distribution and service fees of up to 0.25% of average daily net assets per year.  For the year ended December 31, 2007 the Tax-Free Fund for Montana recognized $8,917, the Tax-Free Fund for North Dakota recognized $980, Large-Cap Fund recognized $15,930 and Small-Cap Fund recognized $9,270 of 12b-1 fees each after a partial waiver.  On December 31, 2007 , the Tax-Free Fund for
Montana, Tax-Free Fund for North Dakota, Large-Cap Fund and Small-Cap Fund had payables to VFD for 12b-1 fees of $1,241, $284, $1,055 and $517, respectively.

For the year ending December 31, 2007 , the net amounts of sales charges deducted from the proceeds of sale of capital shares which were retained by VFD as principal underwriter were $7,786, $1,984, $3,967 and $4,022 for the Tax-Free Fund for Montana,
Tax-Free Fund for North Dakota, Large-Cap Fund and Small-Cap Fund, respectively.
On December 31, 2007 the Tax-Free Fund for Montana, Large-Cap Fund and Small-Cap Fund
had payables to VFD for underwriting fees of $480, $163, and $174, respectively.

VFM has contractually agreed to waive its fees or reimburse the Funds for their expenses through August 1, 2009 so that the Tax-Free Funds total operating expenses during this period will not exceed 0.85% of average net assets on an annual basis, the Large-Cap Funds total operating expenses during this period will not exceed
1.35% of average net assets on an annual basis and the Small-Cap Funds total operating expenses during this period will not exceed 1.65% of average net assets on an annual basis.  The contractual agreement was amended on December 5, 2007 so that the Large-Cap
Funds total operating expenses during this period will not exceed 1.20% of average net assets on an annual basis and the Small-Cap Funds total operating expenses during this period will not exceed 1.50% of average net assets on an annual basis.

An officer and trustee of the Funds is also an officer and governor of VFM and VFD.


6.  INCOME TAXES
No provision has been made for income taxes because each Funds policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.  At December 31, 2007 , the Funds most recently completed year end, Tax-Free Fund for Montana and Tax-Free Fund for North
Dakota had capital losses of $146,717 and $80,867 respectively, which may be carried over to offset future capital gains.  Such losses start to expire in 2009.

At December 31, 2007, the net unrealized appreciation based on the cost of investments for federal income tax purposes was as follows:

                                  Tax-Free Fund             Tax-Free Fund             Large-Cap             Small-Cap
                                   for Montana            for North Dakota            Value Fund            Value Fund
                                  ------------------------------------------------------------------------------------
Investments at cost                 $9,743,142               $5,773,482               $4,401,034            $3,598,984
                                  ------------------------------------------------------------------------------------
Unrealized appreciation                141,352                  78,043                  1,153,611              666,606
Unrealized depreciation                (53,260)                 (46,776)               (198,562)              (206,188)
                                  ------------------------------------------------------------------------------------
Net unrealized appreciation
   (depreciation)                     $88,092                  $31,267                 $955,049              $460,418
                                  ------------------------------------------------------------------------------------

7.  INVESTMENT TRANSACTIONS
Purchases and sales of securities (excluding short-term securities) for the year ended December 31, 2007 were as follows:

                                 Tax-Free Fund              Tax-Free Fund            Large-Cap             Small-Cap
                                  for Montana              for North Dakota          Value Fund           Value Fund
                                 ------------------------------------------------------------------------------------
Purchases                         $2,716,602                  $1,629,229            $1,863,500            $2,143,793
Sales                             $3,908,795                  $1,628,127            $1,646,363            $1,650,470

8.  CREDIT AND MARKET RISK
The Tax-Free Funds concentrate their investments in securities mainly issued by each specific states municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statement of Investments.

9. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS
In September 2006, the Financial Accounting Standards Board (FASB) issued
Statement of Financial Accounting Standards (SFAS) No. 157, Fair Value Measurements.
This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements.  SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.
In accordance with the provisions of SFAS No. 157, the Funds adopted this standard effective January 1, 2008.  The implementation of the standard did not impact the amounts reported in the financial statements, however, additional disclosure will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM







To the Shareholders and Board of Trustees of Viking Mutual Funds


We have audited the accompanying statements of assets and liabilities of Viking Mutual Funds (the trust), including the schedules of investments, as of December 31, 2007, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trusts management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


We conducted our audits in accordance with standards of the Public Company
Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
An audit includes examining, on a test basis, evidence supporting the amounts a nd disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian.
An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Viking Mutual Funds as of
December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.



                                                                                             <C
BRADY, MARTZ & ASSOCIATES, P.C.
Bismarck, North Dakota, USA
February 26, 2008

VIKING MUTUAL FUNDS
Miscellaneous Information (Unaudited)
December 31, 2007

Your Funds Expenses


As a Fund shareholder, you can incur two types of costs:

* Transaction costs, including sales charges (loads) on Fund purchases; and

* Ongoing Fund costs, including management fees, distribution and service
   (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table is intended to help you understand your ongoing costs
(in dollars) of investing in a Viking Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The table is based on an investment of $1,000 at the beginning of the period and held for the six months indicated.

                                                                                             <C
Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled
Expenses Paid During Period to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison with Other Funds

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads).
Therefore, the second line of the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
In addition, if these transactional costs were included, your costs would have been higher

                                          Beginning Account     Ending Account     Expenses Paid During
                                           Value 07/01/07       Value 12/31/07   Period1 07/01/07-12/31/07
Viking Tax-Free Fund for Montana
Actual                                        $1,000.00           $1,028.22              $4.04 2
Hypothetical (5% return before expenses)      $1,000.00           $1,021.22              $4.02 2

Viking Tax-Free Fund for North Dakota
Actual                                        $1,000.00           $1,031.15              $4.10 2
Hypothetical (5% return before expenses)      $1,000.00           $1,021.17              $4.08 2

Viking Large-Cap Value Fund
Actual                                        $1,000.00           $  999.85              $6.81 3
Hypothetical (5% return before expenses)      $1,000.00           $1,018.40              $6.87 3

Viking Small-Cap Value Fund
Actual                                        $1,000.00           $  926.76              $8.01 3
Hypothetical (5% return before expenses)      $1,000.00           $1,016.89              $8.39 3

                                                                                             <C
1Expenses are equal to the annualized expense ratio for each Fund
(Viking Tax-Free Fund for Montana: 0.79%; Viking Tax-Free Fund for
North Dakota: 0.80%; Viking Large-Cap Value Fund: 1.35%; and Viking
Small-Cap Value Fund: 1.65%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.
2Expenses for the Viking Tax-Free Fund for Montana and Viking Tax-Free
Fund for North Dakota have increased since the Funds most recent fiscal half-year.
Had the current expense ratio of each Fund, 0.85%, been in
place throughout the entire most recent fiscal half-year, the Actual
Expenses Paid During Period would have been $4.35 and $4.35, respectively, and the Hypothetical Expenses Paid During Period would have been $4.33 and $4.33.
3Expenses for the Viking Large-Cap Value Fund and Viking Small-Cap Value
Fund have decreased since the Funds most recent fiscal half year.
Had the current expense ratio of each Fund, 1.20% and 1.50%, been in place throughout the entire most recent fiscal half year, the
Actual Expenses Paid During Period would have been $6.05 and $7.28, respectively, and the Hypothetical Expenses Paid During Period
would have been $6.11 and $7.63.
Proxy Voting on Fund Portfolio Securities
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds portfolios is available, without charge and upon request, by calling 1-800-933-8413.  A report on Form N-PX
of how the Funds voted any such proxies during the most recent
12-month period ended June 30 is available, without charge, and upon request, by calling 1-800-933-8413 and on the SECs website at http://www.sec.gov.

Quarterly Portfolio Schedule
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds Forms N-Q are available on the SECs website at http://www.sec.gov. The Funds Form N-Q may be reviewed and copied at the SECs Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

VIKING MUTUAL FUNDS
Trustee Information (Unaudited)
December 31, 2007

NAME AND                                                                      PRINCIPAL OCCUPATION(S)
ADDRESS                         AGE            POSITION(S) HELD               DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------
Shannon D. Radke                41             Trustee                        President, Viking Fund Management, LLC
116 1st St SW Suite C                          President                      (1998- pres.); President, Viking Fund
Minot, ND 58701                                Treasurer                      Distributors, LLC (1999-pres.); Trustee,
                                                                              President and Treasurer, Viking Mutual
                                                                              Funds (1999-pres.).

Mike Timm                       70             Trustee                        Retired; Trustee, Viking Mutual Funds
116 1st St SW Suite C                                                         (1999-pres.); President and General
Minot, ND 58701                                                               Manager, Timm Moving and Storage (1959-
                                                                              2000); State Representative, North Dakota
                                                                              House of Representatives (1973-2006);
                                                                              Speaker of the North Dakota House of
                                                                              Representatives (1997).

Peter C. Zimmerman              41             Trustee                        General Manager, Holiday Inn Riverside
116 1st St SW Suite C                                                         (1995-pres.); Trustee, Viking Mutual
Minot, ND 58701                                                               Funds (2004-pres.)

The SAI has additional information about the Trustees and is available at (800) 933-8413 without charge upon request.

VIKING MUTUAL FUNDS
116 1st St SW Suite C
Minot, ND 58701

BOARD OF TRUSTEES
Shannon D. Radke
Mike Timm
Peter C. Zimmerman

INVESTMENT MANAGER
Viking Fund Management, LLC
116 1st St SW Suite C
Minot, ND 58701

SUB-ADVISOR
(For Viking Large-Cap Value Fund)
(For Viking Small-Cap Value Fund)
Fox Asset Management, LLC
331 Newman Springs Road Suite 122
Red Bank, NJ 07701

DISTRIBUTOR
Viking Fund Distributors, LLC
116 1st St SW Suite C
Minot, ND 58701

CUSTODIAN
First Western Bank & Trust
900 South Broadway
Minot, ND 58701

TRANSFER AGENT
Viking Fund Management, LLC
P.O. Box 500
Minot, ND 58702

INDEPENDENT AUDITORS
Brady, Martz & Associates, P.C.
201 East Broadway, Suite 200
Bismarck, ND 58501

Shareholder Services
1-800-933-8413

When used with prospective investors, this report must be preceded by a current Viking Mutual Funds prospectus. The prospectus sets forth details about charges, expenses, investment objectives and operating policies of each of the Funds. You should read the prospectus carefully before you invest.
To obtain a prospectus, contact your investment professional or Viking Mutual
Funds.

ITEM 2. CODE OF ETHICS.

Viking Mutual Funds has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to the President and Treasurer. A copy of this code of ethics is filed as an exhibit to this Form N-CSR, and is available without charge, upon request by calling (800)933-8413.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of Viking Mutual Funds has determined that it does not have a member who qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee. However, the Board of Trustees determined that, although none of its members meet the technical definition of an audit committee financial expert, the Audit Committee members have sufficient financial expertise to address any issues that are likely to come before the Committee, including the evaluation of the Companys financial statements, supervision of the Companys preparation of its financial statements, and oversight of the work of the Companys independent auditors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)  Audit Fees

     The aggregate fees billed by registrants independent public accountants, Brady Martz & Associates(BMA) for each of the last two fiscal years for professional services rendered in connection with the audit of registrants annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $20,000 for the year ended December 31, 2007, and $19,600 for the year ended December 31, 2006.

     (b)  Audit-Related Fees

Not Applicable

     (c)  Tax Fees

     The aggregate tax fees BMA billed to registrant for each of the last two fiscal years for tax compliance, tax advice, and tax planning services were $2300 for the year ended December 31, 2007, and $2200 for the year ended
December 31 2006. The aggregate tax fees BMA billed to registrants investment adviser and any entity controlling, controlled by, or under common control with registrants investment adviser for tax compliance, tax advice, and tax planning services were $1,075 for the year ended December 31, 2007, and $890 for the year ended December 31 2006.

     (d)  All Other Fees

Not Applicable

     (e)  (1)  Not Applicable
          (2) 100% of the applicable services for the registrant described in paragraph (c) of this item were approved by the audit committee.

     (f)  Not Applicable

     (g) The aggregate non-audit fees billed by BMA to registrant and to registrants investment adviser and any entity controlling, controlled by, or under common control with registrants investment adviser for the fiscal years ending December 31, 2007, and December 31, 2006, were $2275 and $1290.

     (h) The registrants audit committee considered and determined that the provision of nonaudit services that were rendered to the registrants investment advisor and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant that were not preapproved pursuant to paragraph (c)(7)(ii) of rule 2 01 of regulation S X were compatible with maintaining the principal accountants independence.

ITEM 5. Audit Committee of Listed Registrants

Not Applicable

ITEM 6. Schedule of Investments

Included as part of report to shareholders under Item 1

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. Portfolio Managers of Closed End Management Investment Companies

Not applicable.

ITEM 9. Purchases of Equity Securities by Closed End Management Investment
Company and Affiliated Purchasers.

Not applicable.

ITEM 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)  Disclosure Controls and Procedures. The Principal Executive and
Financial Officers concluded that the Registrants Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure
Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Controls. There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) of the registrant that occurred during the second fiscal quarter of the period covered by this report that has materially affected or is reasonablylikely to materially affect, its internal control over financial reporting.

ITEM 12 EXHIBITS.

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and Attached as an exhibit.

(a)(2) The certifications required by Rule 30a-2(a) under the Investment
       Company Act of 1940 is filed and attached as an exhibit.

(b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940. Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley
       Act of 2002.

                                   SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                             VIKING MUTUAL FUNDS
Date:     March 10, 2008

                                             /s/Shannon D. Radke
                                             --------------------------------
                                             Shannon D. Radke
                                             President


   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:     March 10, 2008

                                             /s/ Shannon D. Radke
                                             --------------------------------
                                             Shannon D. Radke
                                             President


Date:     March 10, 2008

                                             /s/ Shannon D. Radke
                                             --------------------------------
                                             Shannon D. Radke
                                             Treasurer